UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  July 31

Date of reporting period:  January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Large Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Large Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Growth Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2019
Tiffany Wade
Co-Portfolio Manager
Managed Fund since 2021
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	-5.84	-20.21	8.86	12.52
	Including sales charges		-11.25	-24.80	7.58	11.85
Advisor Class		11/08/12	-5.73	-20.01	9.13	12.80
Class C	Excluding sales charges	11/18/02	-6.23	-20.80	8.04	11.67
	Including sales charges		-7.16	-21.59	8.04	11.67
Class E	Excluding sales charges	09/22/06	-6.02	-20.48	8.63	12.35
	Including sales charges		-10.26	-24.06	7.64	11.83
Institutional Class		12/14/90	-5.73	-20.01	9.13	12.79
Institutional 2 Class		03/07/11	-5.71	-19.98	9.17	12.88
Institutional 3 Class		07/15/09	-5.69	-19.94	9.23	12.94
Class R		09/27/10	-5.96	-20.41	8.59	12.24
Class V	Excluding sales charges	12/14/90	-5.83	-20.20	8.86	12.50
	Including sales charges		-11.25	-24.79	7.58	11.84
Russell 1000 Growth Index			-4.71	-16.02	11.22	14.53
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class E shares are shown with and without the maximum sales charge of 4.50%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Large Cap Growth Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2023)
Common Stocks	97.1
Money Market Funds	2.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2023)
Communication Services	8.7
Consumer Discretionary	14.8
Consumer Staples	6.5
Energy	1.5
Financials	1.9
Health Care	15.3
Industrials	8.0
Information Technology	41.9
Real Estate	1.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at January 31, 2023)
Information Technology
Application Software	2.3
Data Processing & Outsourced Services	4.2
Electronic Equipment & Instruments	1.5
Electronic Manufacturing Services	1.3
Semiconductors	9.3
Systems Software	12.8
Technology Hardware, Storage & Peripherals	10.5
Total	41.9
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Growth Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	941.60	1,020.33	5.00	5.20	1.01
Advisor Class	1,000.00	1,000.00	942.70	1,021.61	3.76	3.91	0.76
Class C	1,000.00	1,000.00	937.70	1,016.51	8.69	9.04	1.76
Class E	1,000.00	1,000.00	939.80	1,018.50	6.77	7.05	1.37
Institutional Class	1,000.00	1,000.00	942.70	1,021.61	3.76	3.91	0.76
Institutional 2 Class	1,000.00	1,000.00	942.90	1,021.81	3.56	3.71	0.72
Institutional 3 Class	1,000.00	1,000.00	943.10	1,022.01	3.37	3.50	0.68
Class R	1,000.00	1,000.00	940.40	1,019.06	6.23	6.48	1.26
Class V	1,000.00	1,000.00	941.70	1,020.33	5.00	5.20	1.01
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Large Cap Growth Fund | Semiannual Report 2023	5

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 8.6%
Entertainment 1.3%
Electronic Arts, Inc.	397,802	51,189,161
Interactive Media & Services 7.3%
Alphabet, Inc., Class A(a)	1,165,845	115,232,120
Alphabet, Inc., Class C(a)	1,432,793	143,093,037
ZoomInfo Technologies, Inc.(a)	990,123	27,951,172
Total		286,276,329
Total Communication Services		337,465,490
Consumer Discretionary 14.5%
Automobiles 1.1%
Tesla, Inc.(a)	246,832	42,756,239
Hotels, Restaurants & Leisure 3.0%
Hilton Worldwide Holdings, Inc.	423,392	61,429,945
Starbucks Corp.	525,488	57,351,761
Total		118,781,706
Internet & Direct Marketing Retail 5.9%
Amazon.com, Inc.(a)	2,252,674	232,318,270
Specialty Retail 2.2%
Home Depot, Inc. (The)	272,197	88,238,101
Textiles, Apparel & Luxury Goods 2.3%
NIKE, Inc., Class B	712,708	90,749,110
Total Consumer Discretionary		572,843,426
Consumer Staples 6.4%
Beverages 2.2%
Coca-Cola Co. (The)	1,408,362	86,360,758
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	189,998	97,115,578
Household Products 1.7%
Procter & Gamble Co. (The)	482,120	68,644,245
Total Consumer Staples		252,120,581
Energy 1.5%
Oil, Gas & Consumable Fuels 1.5%
ConocoPhillips Co.	472,495	57,582,966
Total Energy		57,582,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 1.9%
Capital Markets 1.9%
S&P Global, Inc.	192,921	72,333,800
Total Financials		72,333,800
Health Care 15.0%
Biotechnology 2.9%
BioMarin Pharmaceutical, Inc.(a)	240,123	27,698,188
Exact Sciences Corp.(a)	445,401	30,073,476
Vertex Pharmaceuticals, Inc.(a)	177,110	57,224,241
Total		114,995,905
Health Care Equipment & Supplies 4.3%
Boston Scientific Corp.(a)	1,133,072	52,404,580
DexCom, Inc.(a)	497,365	53,262,818
Intuitive Surgical, Inc.(a)	263,974	64,855,772
Total		170,523,170
Health Care Providers & Services 3.2%
UnitedHealth Group, Inc.	253,536	126,562,636
Life Sciences Tools & Services 0.7%
Bio-Techne Corp.	325,566	25,934,587
Pharmaceuticals 3.9%
Eli Lilly & Co.	272,799	93,883,776
Zoetis, Inc.	366,977	60,731,024
Total		154,614,800
Total Health Care		592,631,098
Industrials 7.8%
Building Products 1.6%
Trane Technologies PLC	349,437	62,591,155
Commercial Services & Supplies 1.4%
Cintas Corp.	125,845	55,842,460
Construction & Engineering 1.4%
MasTec, Inc.(a)	557,399	54,753,304
Electrical Equipment 1.4%
AMETEK, Inc.	381,068	55,224,375
Road & Rail 2.0%
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Union Pacific Corp.	385,549	78,725,250
Total Industrials		307,136,544
Information Technology 41.0%
Electronic Equipment, Instruments & Components 2.8%
TE Connectivity Ltd.	408,110	51,891,187
Zebra Technologies Corp., Class A(a)	187,523	59,291,022
Total		111,182,209
IT Services 4.1%
Visa, Inc., Class A	695,823	160,185,413
Semiconductors & Semiconductor Equipment 9.1%
Advanced Micro Devices, Inc.(a)	787,815	59,204,297
Broadcom, Inc.	152,983	89,496,585
NVIDIA Corp.	707,228	138,171,134
QUALCOMM, Inc.	551,267	73,434,277
Total		360,306,293
Software 14.8%
Adobe, Inc.(a)	240,672	89,130,468
Microsoft Corp.	1,437,990	356,348,302
Palo Alto Networks, Inc.(a)	395,740	62,780,194
ServiceNow, Inc.(a)	162,347	73,888,990
Total		582,147,954
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 10.2%
Apple, Inc.	2,797,039	403,584,757
Total Information Technology		1,617,406,626
Real Estate 1.3%
Equity Real Estate Investment Trusts (REITS) 1.3%
Prologis, Inc.	406,937	52,608,815
Total Real Estate		52,608,815
Total Common Stocks (Cost $2,109,758,590)		3,862,129,346

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(b),(c)	117,014,676	116,967,870
Total Money Market Funds (Cost $116,979,126)		116,967,870
Total Investments in Securities (Cost: $2,226,737,716)		3,979,097,216
Other Assets & Liabilities, Net		(36,940,028)
Net Assets		3,942,157,188

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	142,242,537	225,459,076	(250,719,008)	(14,735)	116,967,870	14,114	1,045,616	117,014,676
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	337,465,490	—	—	337,465,490
Consumer Discretionary	572,843,426	—	—	572,843,426
Consumer Staples	252,120,581	—	—	252,120,581
Energy	57,582,966	—	—	57,582,966
Financials	72,333,800	—	—	72,333,800
Health Care	592,631,098	—	—	592,631,098
Industrials	307,136,544	—	—	307,136,544
Information Technology	1,617,406,626	—	—	1,617,406,626
Real Estate	52,608,815	—	—	52,608,815
Total Common Stocks	3,862,129,346	—	—	3,862,129,346
Money Market Funds	116,967,870	—	—	116,967,870
Total Investments in Securities	3,979,097,216	—	—	3,979,097,216
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Growth Fund | Semiannual Report 2023

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,109,758,590)	$3,862,129,346
Affiliated issuers (cost $116,979,126)	116,967,870
Cash	15,024
Receivable for:
Investments sold	167,582,513
Capital shares sold	434,959
Dividends	701,772
Prepaid expenses	38,623
Trustees’ deferred compensation plan	387,854
Other assets	41,777
Total assets	4,148,299,738
Liabilities
Payable for:
Investments purchased	201,763,062
Capital shares purchased	3,610,366
Management services fees	69,577
Distribution and/or service fees	16,075
Transfer agent fees	187,480
Compensation of board members	55,559
Compensation of chief compliance officer	385
Other expenses	52,192
Trustees’ deferred compensation plan	387,854
Total liabilities	206,142,550
Net assets applicable to outstanding capital stock	$3,942,157,188
Represented by
Paid in capital	2,173,228,479
Total distributable earnings (loss)	1,768,928,709
Total - representing net assets applicable to outstanding capital stock	$3,942,157,188
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities  (continued)
January 31, 2023 (Unaudited)
Class A
Net assets	$1,990,818,413
Shares outstanding	44,426,250
Net asset value per share	$44.81
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$47.54
Advisor Class
Net assets	$16,647,546
Shares outstanding	338,286
Net asset value per share	$49.21
Class C
Net assets	$35,715,052
Shares outstanding	1,078,093
Net asset value per share	$33.13
Class E
Net assets	$13,009,419
Shares outstanding	294,438
Net asset value per share	$44.18
Maximum sales charge	4.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class E shares)	$46.26
Institutional Class
Net assets	$960,137,987
Shares outstanding	20,110,891
Net asset value per share	$47.74
Institutional 2 Class
Net assets	$20,348,691
Shares outstanding	425,221
Net asset value per share	$47.85
Institutional 3 Class
Net assets	$680,601,615
Shares outstanding	14,146,525
Net asset value per share	$48.11
Class R
Net assets	$7,009,225
Shares outstanding	159,886
Net asset value per share	$43.84
Class V
Net assets	$217,869,240
Shares outstanding	4,925,112
Net asset value per share	$44.24
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$46.94
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Growth Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$19,395,031
Dividends — affiliated issuers	1,045,616
Interfund lending	330
Total income	20,440,977
Expenses:
Management services fees	13,123,866
Distribution and/or service fees
Class A	2,530,306
Class C	195,547
Class E	23,586
Class R	18,449
Class V	276,346
Transfer agent fees
Class A	905,547
Advisor Class	7,543
Class C	17,485
Class E	24,471
Institutional Class	438,509
Institutional 2 Class	16,558
Institutional 3 Class	20,771
Class R	3,301
Class V	98,906
Compensation of board members	40,831
Custodian fees	11,483
Printing and postage fees	78,414
Registration fees	92,870
Audit fees	15,523
Legal fees	32,063
Interest on collateral	461
Compensation of chief compliance officer	384
Other	37,296
Total expenses	18,010,516
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(645)
Expense reduction	(13,051)
Total net expenses	17,996,820
Net investment income	2,444,157
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	80,666,025
Investments — affiliated issuers	14,114
Futures contracts	(4,124,735)
Net realized gain	76,555,404
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(341,335,914)
Investments — affiliated issuers	(14,735)
Futures contracts	(477,343)
Net change in unrealized appreciation (depreciation)	(341,827,992)
Net realized and unrealized loss	(265,272,588)
Net decrease in net assets resulting from operations	$(262,828,431)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income (loss)	$2,444,157	$(6,466,756)
Net realized gain	76,555,404	107,715,703
Net change in unrealized appreciation (depreciation)	(341,827,992)	(1,032,070,931)
Net decrease in net assets resulting from operations	(262,828,431)	(930,821,984)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(244,133,175)
Advisor Class	—	(2,720,087)
Class C	—	(7,868,155)
Class E	—	(1,646,962)
Institutional Class	—	(112,671,169)
Institutional 2 Class	—	(8,905,905)
Institutional 3 Class	—	(69,227,245)
Class R	—	(875,965)
Class V	—	(26,358,603)
Total distributions to shareholders	—	(474,407,266)
Increase (decrease) in net assets from capital stock activity	(178,400,064)	99,431,405
Total decrease in net assets	(441,228,495)	(1,305,797,845)
Net assets at beginning of period	4,383,385,683	5,689,183,528
Net assets at end of period	$3,942,157,188	$4,383,385,683
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Growth Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	548,584	24,013,410	1,281,703	71,064,106
Distributions reinvested	—	—	3,855,701	235,930,336
Redemptions	(2,414,724)	(104,988,795)	(5,133,783)	(283,380,156)
Net increase (decrease)	(1,866,140)	(80,975,385)	3,621	23,614,286
Advisor Class
Subscriptions	36,087	1,727,298	275,762	18,054,519
Distributions reinvested	—	—	37,295	2,498,765
Redemptions	(35,029)	(1,650,753)	(280,142)	(16,225,069)
Net increase	1,058	76,545	32,915	4,328,215
Class C
Subscriptions	95,678	2,929,438	183,635	7,860,947
Distributions reinvested	—	—	168,255	7,677,476
Redemptions	(272,048)	(8,578,521)	(805,442)	(33,037,725)
Net decrease	(176,370)	(5,649,083)	(453,552)	(17,499,302)
Class E
Subscriptions	385	17,993	2,538	138,782
Distributions reinvested	—	—	27,191	1,646,962
Redemptions	(25,502)	(1,098,539)	(38,887)	(2,152,800)
Net decrease	(25,117)	(1,080,546)	(9,158)	(367,056)
Institutional Class
Subscriptions	522,112	24,512,184	1,424,087	84,807,393
Distributions reinvested	—	—	1,613,140	104,854,093
Redemptions	(1,479,502)	(68,343,483)	(2,479,529)	(144,313,236)
Net increase (decrease)	(957,390)	(43,831,299)	557,698	45,348,250
Institutional 2 Class
Subscriptions	114,850	5,322,953	248,736	15,191,996
Distributions reinvested	—	—	136,672	8,901,412
Redemptions	(1,341,587)	(60,037,513)	(359,667)	(21,334,730)
Net increase (decrease)	(1,226,737)	(54,714,560)	25,741	2,758,678
Institutional 3 Class
Subscriptions	1,313,301	63,849,509	1,793,471	99,804,051
Distributions reinvested	—	—	754,572	49,379,219
Redemptions	(975,665)	(47,477,294)	(1,880,381)	(116,684,279)
Net increase	337,636	16,372,215	667,662	32,498,991
Class R
Subscriptions	26,600	1,110,792	36,034	2,024,734
Distributions reinvested	—	—	13,640	818,807
Redemptions	(39,248)	(1,656,646)	(43,786)	(2,446,653)
Net increase (decrease)	(12,648)	(545,854)	5,888	396,888
Class V
Subscriptions	12,345	520,830	112,136	6,547,297
Distributions reinvested	—	—	325,429	19,655,902
Redemptions	(199,058)	(8,572,927)	(320,901)	(17,850,744)
Net increase (decrease)	(186,713)	(8,052,097)	116,664	8,352,455
Total net increase (decrease)	(4,112,421)	(178,400,064)	947,479	99,431,405
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2023 (Unaudited)	$47.59	0.00(c)	(2.78)	(2.78)	—	—	—
Year Ended 7/31/2022	$62.66	(0.13)	(9.54)	(9.67)	—	(5.40)	(5.40)
Year Ended 7/31/2021	$50.90	(0.11)	18.52	18.41	(0.07)	(6.58)	(6.65)
Year Ended 7/31/2020	$43.43	(0.01)	11.15	11.14	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.86	(0.04)	2.98	2.94	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.81	(0.05)	6.62	6.57	—	(2.52)	(2.52)
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$52.20	0.06	(3.05)	(2.99)	—	—	—
Year Ended 7/31/2022	$68.22	0.03	(10.50)	(10.47)	—	(5.55)	(5.55)
Year Ended 7/31/2021	$54.87	0.02	20.10	20.12	(0.19)	(6.58)	(6.77)
Year Ended 7/31/2020	$46.43	0.10	12.01	12.11	—	(3.67)	(3.67)
Year Ended 7/31/2019	$46.53	0.07	3.20	3.27	—	(3.37)	(3.37)
Year Ended 7/31/2018	$42.06	0.05	7.00	7.05	(0.06)	(2.52)	(2.58)
Class C
Six Months Ended 1/31/2023 (Unaudited)	$35.33	(0.12)	(2.08)	(2.20)	—	—	—
Year Ended 7/31/2022	$47.73	(0.41)	(7.05)	(7.46)	—	(4.94)	(4.94)
Year Ended 7/31/2021	$40.39	(0.39)	14.31	13.92	—	(6.58)	(6.58)
Year Ended 7/31/2020	$35.43	(0.27)	8.90	8.63	—	(3.67)	(3.67)
Year Ended 7/31/2019	$36.70	(0.29)	2.39	2.10	—	(3.37)	(3.37)
Year Ended 7/31/2018	$33.95	(0.30)	5.57	5.27	—	(2.52)	(2.52)
Class E
Six Months Ended 1/31/2023 (Unaudited)	$47.01	(0.08)	(2.75)	(2.83)	—	—	—
Year Ended 7/31/2022	$61.99	(0.29)	(9.46)	(9.75)	—	(5.23)	(5.23)
Year Ended 7/31/2021	$50.50	(0.26)	18.35	18.09	(0.02)	(6.58)	(6.60)
Year Ended 7/31/2020	$43.15	(0.06)	11.08	11.02	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.65	(0.08)	2.95	2.87	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.67	(0.10)	6.60	6.50	—	(2.52)	(2.52)
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$50.64	0.06	(2.96)	(2.90)	—	—	—
Year Ended 7/31/2022	$66.34	0.01	(10.16)	(10.15)	—	(5.55)	(5.55)
Year Ended 7/31/2021	$53.52	0.03	19.56	19.59	(0.19)	(6.58)	(6.77)
Year Ended 7/31/2020	$45.38	0.10	11.71	11.81	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.56	0.06	3.13	3.19	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.23	0.06	6.86	6.92	(0.07)	(2.52)	(2.59)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2023 (Unaudited)	$44.81	(5.84%)	1.01%(d),(e)	1.01%(d),(e),(f)	0.01%(d)	21%	$1,990,818
Year Ended 7/31/2022	$47.59	(17.35%)	0.98%(e)	0.98%(e)	(0.23%)	46%	$2,203,137
Year Ended 7/31/2021	$62.66	39.24%	0.99%(e)	0.99%(e),(f)	(0.21%)	52%	$2,900,684
Year Ended 7/31/2020	$50.90	27.48%	1.02%	1.02%(f)	(0.03%)	46%	$2,249,478
Year Ended 7/31/2019	$43.43	7.84%	1.04%	1.04%	(0.10%)	35%	$1,932,367
Year Ended 7/31/2018	$43.86	17.26%	1.05%	1.05%(f)	(0.13%)	32%	$1,976,097
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$49.21	(5.73%)	0.76%(d),(e)	0.76%(d),(e),(f)	0.25%(d)	21%	$16,648
Year Ended 7/31/2022	$52.20	(17.15%)	0.73%(e)	0.73%(e)	0.05%	46%	$17,603
Year Ended 7/31/2021	$68.22	39.60%	0.74%(e)	0.74%(e),(f)	0.03%	52%	$20,760
Year Ended 7/31/2020	$54.87	27.81%	0.77%	0.77%(f)	0.21%	46%	$11,934
Year Ended 7/31/2019	$46.43	8.11%	0.79%	0.79%	0.15%	35%	$12,088
Year Ended 7/31/2018	$46.53	17.52%	0.80%	0.80%(f)	0.12%	32%	$14,629
Class C
Six Months Ended 1/31/2023 (Unaudited)	$33.13	(6.23%)	1.76%(d),(e)	1.76%(d),(e),(f)	(0.73%)(d)	21%	$35,715
Year Ended 7/31/2022	$35.33	(17.96%)	1.73%(e)	1.73%(e)	(0.96%)	46%	$44,314
Year Ended 7/31/2021	$47.73	38.22%	1.74%(e)	1.74%(e),(f)	(0.93%)	52%	$81,519
Year Ended 7/31/2020	$40.39	26.54%	1.77%	1.77%(f)	(0.78%)	46%	$86,411
Year Ended 7/31/2019	$35.43	7.03%	1.79%	1.79%	(0.86%)	35%	$78,293
Year Ended 7/31/2018	$36.70	16.37%	1.80%	1.80%(f)	(0.87%)	32%	$75,872
Class E
Six Months Ended 1/31/2023 (Unaudited)	$44.18	(6.02%)	1.38%(d),(e)	1.37%(d),(e),(f)	(0.35%)(d)	21%	$13,009
Year Ended 7/31/2022	$47.01	(17.61%)	1.28%(e)	1.28%(e)	(0.53%)	46%	$15,022
Year Ended 7/31/2021	$61.99	38.87%	1.27%(e)	1.26%(e),(f)	(0.48%)	52%	$20,376
Year Ended 7/31/2020	$50.50	27.37%	1.12%	1.12%(f)	(0.13%)	46%	$17,216
Year Ended 7/31/2019	$43.15	7.71%	1.14%	1.14%	(0.20%)	35%	$15,875
Year Ended 7/31/2018	$43.65	17.14%	1.15%	1.15%(f)	(0.23%)	32%	$16,877
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$47.74	(5.73%)	0.76%(d),(e)	0.76%(d),(e),(f)	0.26%(d)	21%	$960,138
Year Ended 7/31/2022	$50.64	(17.15%)	0.73%(e)	0.73%(e)	0.02%	46%	$1,066,894
Year Ended 7/31/2021	$66.34	39.61%	0.74%(e)	0.74%(e),(f)	0.04%	52%	$1,360,640
Year Ended 7/31/2020	$53.52	27.79%	0.77%	0.77%(f)	0.22%	46%	$1,062,936
Year Ended 7/31/2019	$45.38	8.11%	0.79%	0.79%	0.15%	35%	$975,664
Year Ended 7/31/2018	$45.56	17.54%	0.80%	0.80%(f)	0.13%	32%	$996,845
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2023	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$50.75	0.11	(3.01)	(2.90)	—	—	—
Year Ended 7/31/2022	$66.47	0.02	(10.18)	(10.16)	—	(5.56)	(5.56)
Year Ended 7/31/2021	$53.62	(0.00)(c)	19.64	19.64	(0.21)	(6.58)	(6.79)
Year Ended 7/31/2020	$45.44	0.12	11.73	11.85	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.59	0.09	3.13	3.22	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.25	0.08	6.87	6.95	(0.09)	(2.52)	(2.61)
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$51.01	0.08	(2.98)	(2.90)	—	—	—
Year Ended 7/31/2022	$66.78	0.05	(10.23)	(10.18)	—	(5.59)	(5.59)
Year Ended 7/31/2021	$53.84	0.05	19.70	19.75	(0.23)	(6.58)	(6.81)
Year Ended 7/31/2020	$45.59	0.14	11.78	11.92	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.70	0.11	3.15	3.26	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.35	0.09	6.88	6.97	(0.10)	(2.52)	(2.62)
Class R
Six Months Ended 1/31/2023 (Unaudited)	$46.62	(0.05)	(2.73)	(2.78)	—	—	—
Year Ended 7/31/2022	$61.49	(0.26)	(9.36)	(9.62)	—	(5.25)	(5.25)
Year Ended 7/31/2021	$50.11	(0.23)	18.19	17.96	—	(6.58)	(6.58)
Year Ended 7/31/2020	$42.92	(0.12)	10.98	10.86	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.49	(0.14)	2.94	2.80	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.59	(0.14)	6.56	6.42	—	(2.52)	(2.52)
Class V
Six Months Ended 1/31/2023 (Unaudited)	$46.98	0.00(c)	(2.74)	(2.74)	—	—	—
Year Ended 7/31/2022	$61.93	(0.13)	(9.42)	(9.55)	—	(5.40)	(5.40)
Year Ended 7/31/2021	$50.37	(0.11)	18.32	18.21	(0.07)	(6.58)	(6.65)
Year Ended 7/31/2020	$43.01	(0.01)	11.04	11.03	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.47	(0.04)	2.95	2.91	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.48	(0.05)	6.56	6.51	—	(2.52)	(2.52)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$47.85	(5.71%)	0.72%(d),(e)	0.72%(d),(e)	0.44%(d)	21%	$20,349
Year Ended 7/31/2022	$50.75	(17.13%)	0.71%(e)	0.71%(e)	0.04%	46%	$83,838
Year Ended 7/31/2021	$66.47	39.63%	0.72%(e)	0.72%(e)	(0.00%)(c)	52%	$108,093
Year Ended 7/31/2020	$53.62	27.84%	0.73%	0.73%	0.26%	46%	$17,929
Year Ended 7/31/2019	$45.44	8.17%	0.74%	0.74%	0.20%	35%	$13,783
Year Ended 7/31/2018	$45.59	17.63%	0.73%	0.73%	0.19%	32%	$12,715
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$48.11	(5.69%)	0.68%(d),(e)	0.68%(d),(e)	0.34%(d)	21%	$680,602
Year Ended 7/31/2022	$51.01	(17.09%)	0.66%(e)	0.66%(e)	0.09%	46%	$704,377
Year Ended 7/31/2021	$66.78	39.70%	0.66%(e)	0.66%(e)	0.09%	52%	$877,535
Year Ended 7/31/2020	$53.84	27.91%	0.68%	0.68%	0.31%	46%	$526,471
Year Ended 7/31/2019	$45.59	8.24%	0.69%	0.69%	0.26%	35%	$394,049
Year Ended 7/31/2018	$45.70	17.65%	0.69%	0.69%	0.20%	32%	$428,819
Class R
Six Months Ended 1/31/2023 (Unaudited)	$43.84	(5.96%)	1.26%(d),(e)	1.26%(d),(e),(f)	(0.23%)(d)	21%	$7,009
Year Ended 7/31/2022	$46.62	(17.56%)	1.23%(e)	1.23%(e)	(0.48%)	46%	$8,043
Year Ended 7/31/2021	$61.49	38.92%	1.24%(e)	1.24%(e),(f)	(0.44%)	52%	$10,247
Year Ended 7/31/2020	$50.11	27.14%	1.27%	1.27%(f)	(0.28%)	46%	$11,856
Year Ended 7/31/2019	$42.92	7.57%	1.29%	1.29%	(0.35%)	35%	$13,233
Year Ended 7/31/2018	$43.49	16.96%	1.30%	1.30%(f)	(0.35%)	32%	$15,911
Class V
Six Months Ended 1/31/2023 (Unaudited)	$44.24	(5.83%)	1.01%(d),(e)	1.01%(d),(e),(f)	0.01%(d)	21%	$217,869
Year Ended 7/31/2022	$46.98	(17.36%)	0.98%(e)	0.98%(e)	(0.23%)	46%	$240,158
Year Ended 7/31/2021	$61.93	39.26%	0.99%(e)	0.99%(e),(f)	(0.21%)	52%	$309,330
Year Ended 7/31/2020	$50.37	27.49%	1.02%	1.02%(f)	(0.03%)	46%	$241,606
Year Ended 7/31/2019	$43.01	7.84%	1.04%	1.04%	(0.11%)	35%	$205,528
Year Ended 7/31/2018	$43.47	17.25%	1.05%	1.05%(f)	(0.13%)	32%	$208,329
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2023	17

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date and are closed to new investors and new accounts. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
18	Columbia Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’
Columbia Large Cap Growth Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
20	Columbia Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(4,124,735)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(477,343)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	24,927,926

*	Based on the ending daily outstanding amounts for the six months ended January 31, 2023.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Large Cap Growth Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2023 was 0.65% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and
22	Columbia Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Class E	0.36
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.09
Class V	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $13,051.
Columbia Large Cap Growth Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class E shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.10% and 0.50% of the average daily net assets attributable to Class A, Class C, Class E and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	193,318
Class C	—	1.00(b)	1,481
Class E	4.50	1.00(b)	354
Class V	5.75	0.50 - 1.00(a)	441

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24	Columbia Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2022 through November 30, 2023	Prior to December 1, 2022
Class A	1.09%	1.10%
Advisor Class	0.84	0.85
Class C	1.84	1.85
Class E	1.44	1.36
Institutional Class	0.84	0.85
Institutional 2 Class	0.81	0.83
Institutional 3 Class	0.76	0.79
Class R	1.34	1.35
Class V	1.09	1.10
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,226,738,000	1,816,663,000	(64,304,000)	1,752,359,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2022 as arising on August 1, 2022.
Late year ordinary losses ($)	Post-October capital losses ($)
6,548,768	50,324,805
Columbia Large Cap Growth Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $813,682,819 and $932,285,817, respectively, for the six months ended January 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	750,000	3.35	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate
26	Columbia Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global
Columbia Large Cap Growth Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2023, affiliated shareholders of record owned 46.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Large Cap Growth Fund | Semiannual Report 2023

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Columbia Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR174_07_N01_(03/23)

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Oregon Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Oregon Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Oregon Intermediate Municipal Bond Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks a high level of income exempt from federal and Oregon income tax by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by the State of Oregon (and its political subdivisions, agencies, authorities and instrumentalities).
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Douglas Rangel, CFA
Portfolio Manager
Managed Fund since June 2022
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	0.73	-2.44	1.38	1.48
	Including sales charges		-2.27	-5.38	0.77	1.17
Advisor Class*		03/19/13	0.77	-2.20	1.64	1.73
Class C	Excluding sales charges	10/13/03	0.50	-2.88	0.93	1.03
	Including sales charges		-0.50	-3.84	0.93	1.03
Institutional Class		07/02/84	0.85	-2.20	1.64	1.73
Institutional 2 Class		11/08/12	0.87	-2.17	1.67	1.77
Institutional 3 Class*		03/01/17	0.81	-2.11	1.72	1.77
Bloomberg 3-15 Year Blend Municipal Bond Index			1.01	-1.59	2.17	2.28
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2023)
AAA rating	6.4
AA rating	69.6
A rating	16.6
BBB rating	1.6
BB rating	0.9
Not rated	4.9
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,007.30	1,021.35	4.14	4.17	0.81
Advisor Class	1,000.00	1,000.00	1,007.70	1,022.63	2.86	2.89	0.56
Class C	1,000.00	1,000.00	1,005.00	1,019.06	6.44	6.48	1.26
Institutional Class	1,000.00	1,000.00	1,008.50	1,022.63	2.87	2.89	0.56
Institutional 2 Class	1,000.00	1,000.00	1,008.70	1,022.78	2.71	2.73	0.53
Institutional 3 Class	1,000.00	1,000.00	1,008.10	1,023.03	2.46	2.47	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023	5

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.3%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,318,592
07/01/2031	5.000%	1,750,000	1,855,510
07/01/2032	5.000%	2,000,000	2,118,673
Port of Portland(a)
Revenue Bonds
Portland International Airport
Series 2022
07/01/2039	4.000%	5,000,000	4,935,752
Port of Portland Airport(a)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	1,825,378
07/01/2036	5.000%	650,000	700,879
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,389,460
Total			16,144,244
Charter Schools 0.2%
Oregon State Facilities Authority(b)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	200,693
06/15/2035	5.500%	540,000	543,890
Total			744,583
Higher Education 1.6%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2015
05/01/2030	5.000%	550,000	570,299
05/01/2036	5.000%	1,500,000	1,538,141
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	253,563
03/01/2025	5.000%	200,000	205,074
Pacific University
Series 2022
05/01/2037	4.000%	635,000	618,201
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	507,488
Oregon State Facilities Authority
Refunding Revenue Bonds
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	523,887
04/01/2031	5.000%	530,000	554,895
Total			4,771,548
Hospital 12.9%
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2016
09/01/2028	5.000%	265,000	281,317
09/01/2030	5.000%	830,000	878,932
09/01/2031	5.000%	500,000	529,224
09/01/2032	5.000%	270,000	285,476
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,358,412
08/15/2037	5.000%	2,900,000	3,178,408
08/15/2039	4.000%	1,100,000	1,115,140
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	8,029,726
Series 2019A
07/01/2032	5.000%	5,175,000	6,026,507
Series 2021B-2 (Mandatory Put 02/01/32)
07/01/2046	5.000%	1,235,000	1,457,026
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,143,918
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,699,316
06/01/2034	5.000%	3,185,000	3,373,957
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,640,304
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2029	5.000%	1,000,000	1,065,801
05/15/2030	5.000%	1,000,000	1,065,305
05/15/2031	5.000%	1,025,000	1,091,624
Series 2019
05/15/2037	5.000%	2,305,000	2,486,115
Salem Health Projects
Series 2016A
05/15/2041	4.000%	2,500,000	2,504,654
Total			39,211,162
Local General Obligation 32.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(c)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	550,372
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,042,564
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,498,484
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	560,000	561,308
Central Oregon Community College
Unlimited General Obligation Refunding Bonds
Series 2021
06/15/2028	4.000%	525,000	570,516
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,138,600
Series 2015
06/15/2026	4.000%	1,745,000	1,818,512
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2023	4.000%	1,290,000	1,300,247
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,773,283
06/01/2027	5.000%	1,715,000	1,812,428
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,054,992
Limited General Obligation Refunding Bonds
Series 2021A
06/01/2029	5.000%	2,000,000	2,336,108
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	1,953,478
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	708,330
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,140,105
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	629,687
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	314,011
06/15/2029	5.000%	435,000	507,093
Clackamas Community College District(c)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	827,965
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	2,670,880
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,875,254
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,137,805
Clatsop County School District No. 30 Warrenton-Hammond(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	623,161

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Columbia County School District No. 502(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	208,541
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	565,508
06/15/2035	5.000%	1,000,000	1,122,982
Deschutes & Jefferson Counties School District No. 2J Redmond
Unlimited General Obligation Bonds
Series 2021
06/15/2038	4.000%	650,000	680,286
Deschutes County School District No. 6 Sisters
Unlimited General Obligation Bonds
Series 2021
06/15/2028	5.000%	335,000	381,611
06/15/2033	4.000%	380,000	419,838
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	2,750,584
Series 2020
06/15/2029	5.000%	550,000	637,960
06/15/2038	4.000%	2,500,000	2,584,380
Jackson County School District No. 4(d)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	680,029
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,377,431
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,022,435
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,203,037
Lane Community College
Unlimited General Obligation Bonds
Series 2020A
06/15/2033	4.000%	1,000,000	1,096,984
06/15/2037	4.000%	2,000,000	2,083,295
Lane County School District No. 1 Pleasant Hill(d)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,453,951
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lane County School District No. 19 Springfield(d)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,713,120
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,223,132
06/15/2028	0.000%	1,480,000	1,284,558
Lane County School District No. 52 Bethel
Unlimited General Obligation Bonds
Series 2021B
06/15/2035	4.000%	1,590,000	1,707,465
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,113,809
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,143,732
06/15/2033	5.000%	240,000	273,880
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,662,206
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,328,224
Multnomah County School District No. 1 Portland
Unlimited General Obligation Bonds
Series 2020
06/15/2029	5.000%	2,680,000	3,124,157
Multnomah County School District No. 7 Reynolds(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	3,011,528
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	776,170
02/01/2028	4.000%	1,000,000	1,035,332
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,089,899
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,290,931

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,054,181
Series 2020B
06/15/2033	5.000%	1,450,000	1,698,107
06/15/2034	5.000%	2,000,000	2,336,713
Washington Clackamas & Yamhill Counties School District No. 88J(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	1,948,767
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	4,990,361
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Bonds
Series 2021B
06/15/2028	4.000%	2,000,000	2,177,621
06/15/2029	4.000%	2,000,000	2,200,701
Total			98,298,629
Multi-Family 1.7%
Oregon State Facilities Authority(b)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2026	4.000%	300,000	293,485
10/01/2036	5.000%	1,000,000	959,752
State of Oregon Housing & Community Services Department(c)
Revenue Bonds
Plaza Los Amigos Apartments Project
Series 2022 (Mandatory Put 02/01/25)
02/01/2026	3.000%	2,000,000	1,975,371
State of Oregon Housing & Community Services Department
Revenue Bonds
Susan Emmons Apartment Project (The)
Series 2021 (HUD) (Mandatory Put 12/01/23)
06/01/2024	0.380%	2,000,000	1,941,807
Total			5,170,415
Municipal Power 2.2%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	371,953
12/01/2034	5.000%	400,000	425,090
12/01/2035	5.000%	410,000	435,486
12/01/2036	5.000%	440,000	467,104
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	589,646
08/01/2030	5.000%	420,000	466,319
08/01/2031	5.000%	450,000	496,999
08/01/2032	5.000%	250,000	275,439
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,584,401
12/01/2036	5.000%	1,545,000	1,673,001
Total			6,785,438
Other Bond Issue 0.9%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232 (Mandatory Put 08/14/23)
12/01/2040	2.400%	2,000,000	1,991,880
Warm Springs Reservation Confederated Tribe(b),(e)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	653,523
Total			2,645,403
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	915,498
01/01/2029	5.000%	1,120,000	1,205,645
Total			2,121,143
Ports 0.8%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,299,617
12/01/2035	4.000%	1,290,000	1,327,451
Total			2,627,068
Refunded / Escrowed 8.6%
Clackamas County School District No. 12 North Clackamas
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,553,596
Klamath Falls City Schools
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2028	4.000%	500,000	519,659

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lane County School District No. 19 Springfield
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,126,885
Oregon State Facilities Authority
Prerefunded 07/01/27 Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	269,597
Port of Morrow
Prerefunded 06/01/23 Limited General Obligation Bonds
Series 2016
12/01/2036	5.000%	1,160,000	1,169,745
Puerto Rico Public Finance Corp.(e)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,585,504
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,063,702
09/01/2032	4.000%	1,250,000	1,329,628
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,751,293
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	618,597
09/01/2035	5.000%	800,000	899,778
Umatilla County School District No. 16R Pendleton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,149,661
06/15/2031	5.000%	2,890,000	2,993,262
Union County School District No. 1 La Grande
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,040,495
Washington & Multnomah Counties School District No. 48J Beaverton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,142,922
Total			26,214,324
Retirement Communities 2.7%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	205,258
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,006,345
Terwilliger Plaza, Inc.
Series 2016
12/01/2030	5.000%	325,000	325,988
12/01/2036	5.000%	900,000	880,603
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2023	5.000%	645,000	652,447
10/01/2024	5.000%	455,000	460,636
Salem Hospital Facility Authority
Refunding Revenue Bonds
Capital Manor Project
Series 2022
05/15/2040	4.000%	800,000	672,714
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	550,000	554,276
05/15/2038	5.000%	500,000	500,652
Total			8,258,919
Single Family 2.4%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,485,000	1,478,449
Series 2020A
07/01/2028	1.700%	1,040,000	961,268
01/01/2029	1.750%	1,010,000	929,642
Series 2020C
07/01/2035	2.000%	2,000,000	1,706,462
Single-Family Mortgage Program
Series 2021A
01/01/2027	0.800%	895,000	818,242
07/01/2027	0.950%	1,015,000	924,061
01/01/2029	1.200%	250,000	221,515
01/01/2030	1.450%	375,000	330,111
Total			7,369,750

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 9.1%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	479,928
06/15/2031	5.000%	725,000	797,354
06/15/2032	5.000%	780,000	855,475
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	1,802,155
Series 2015D
04/01/2027	5.000%	2,500,000	2,640,767
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,000,000	1,126,223
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,411,009
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,102,752
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,269,545
11/15/2038	5.000%	1,020,000	1,143,945
Revenue Bonds
Series 2022A
11/15/2040	5.000%	2,000,000	2,313,654
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	5,561,170
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,690,304
09/01/2039	4.000%	1,460,000	1,510,521
Total			27,704,802
Special Property Tax 0.6%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	1,745,000	1,779,611
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 6.0%
State of Oregon
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	499,605
12/01/2031	2.000%	450,000	402,857
Unlimited General Obligation Bonds
Article XI - Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,362,854
Series 2021
05/01/2031	5.000%	1,550,000	1,873,146
Series 2021K
11/01/2029	5.000%	1,275,000	1,501,653
Series 2015F
05/01/2030	5.000%	5,565,000	5,896,423
Series 2019
06/01/2038	5.000%	3,000,000	3,362,520
Series 2019G
08/01/2033	5.000%	1,320,000	1,533,504
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	816,266
Series 2016A
08/01/2031	3.500%	500,000	519,628
08/01/2032	3.500%	500,000	517,395
Total			18,285,851
Transportation 3.5%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,350,558
10/01/2027	5.000%	1,485,000	1,655,295
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,544,589
Total			10,550,442
Water & Sewer 6.7%
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,268,725
City of Bend Sewer
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,559,400

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	528,192
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,778,366
Subordinated Series 2021B
05/01/2028	5.000%	1,000,000	1,138,848
05/01/2029	5.000%	1,000,000	1,161,644
Revenue Bonds
Second Lien
Subordinated Series 2019A
05/01/2036	5.000%	1,500,000	1,704,911
Series 2014A
05/01/2028	4.000%	3,390,000	3,461,024
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	207,018
04/01/2026	4.000%	250,000	263,218
04/01/2027	4.000%	270,000	288,425
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	209,620
11/01/2033	5.000%	265,000	277,393
11/01/2034	5.000%	250,000	261,691
11/01/2035	5.000%	225,000	235,372
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2036	5.000%	200,000	209,086
Total			20,552,933
Total Municipal Bonds (Cost $304,070,481)			299,236,265

Money Market Funds 0.9%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.662%(f)	51,435	51,435
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(f)	2,666,623	2,666,623
Total Money Market Funds (Cost $2,718,058)		2,718,058
Total Investments in Securities (Cost: $306,788,539)		301,954,323
Other Assets & Liabilities, Net		2,625,958
Net Assets		304,580,281

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $2,651,343, which represents 0.87% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2023, the total value of these securities amounted to $6,239,027, which represents 2.05% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	U.S. Department of Housing and Urban Development
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	299,236,265	—	299,236,265
Money Market Funds	2,718,058	—	—	2,718,058
Total Investments in Securities	2,718,058	299,236,265	—	301,954,323
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023	13

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $306,788,539)	$301,954,323
Cash	2,111
Receivable for:
Capital shares sold	718,486
Interest	2,640,162
Expense reimbursement due from Investment Manager	281
Prepaid expenses	4,234
Trustees’ deferred compensation plan	103,854
Other assets	203
Total assets	305,423,654
Liabilities
Payable for:
Capital shares purchased	142,851
Distributions to shareholders	543,958
Management services fees	3,911
Distribution and/or service fees	263
Transfer agent fees	18,780
Compensation of board members	14,983
Compensation of chief compliance officer	31
Other expenses	14,742
Trustees’ deferred compensation plan	103,854
Total liabilities	843,373
Net assets applicable to outstanding capital stock	$304,580,281
Represented by
Paid in capital	309,725,860
Total distributable earnings (loss)	(5,145,579)
Total - representing net assets applicable to outstanding capital stock	$304,580,281
Class A
Net assets	$30,677,509
Shares outstanding	2,618,447
Net asset value per share	$11.72
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.08
Advisor Class
Net assets	$3,752,335
Shares outstanding	320,178
Net asset value per share	$11.72
Class C
Net assets	$2,804,667
Shares outstanding	239,391
Net asset value per share	$11.72
Institutional Class
Net assets	$201,623,286
Shares outstanding	17,208,644
Net asset value per share	$11.72
Institutional 2 Class
Net assets	$42,608,912
Shares outstanding	3,642,828
Net asset value per share	$11.70
Institutional 3 Class
Net assets	$23,113,572
Shares outstanding	1,970,030
Net asset value per share	$11.73
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$26,378
Interest	4,380,590
Total income	4,406,968
Expenses:
Management services fees	752,901
Distribution and/or service fees
Class A	42,776
Class C	10,696
Transfer agent fees
Class A	14,788
Advisor Class	1,496
Class C	1,322
Institutional Class	94,160
Institutional 2 Class	11,535
Institutional 3 Class	744
Compensation of board members	11,446
Custodian fees	1,090
Printing and postage fees	8,272
Registration fees	3,950
Audit fees	15,250
Legal fees	8,043
Interest on interfund lending	377
Compensation of chief compliance officer	31
Other	7,050
Total expenses	985,927
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(53,476)
Expense reduction	(320)
Total net expenses	932,131
Net investment income	3,474,837
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(459,867)
Net realized loss	(459,867)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,425,526)
Net change in unrealized appreciation (depreciation)	(1,425,526)
Net realized and unrealized loss	(1,885,393)
Net increase in net assets resulting from operations	$1,589,444
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023	15

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income	$3,474,837	$6,927,136
Net realized loss	(459,867)	(200,083)
Net change in unrealized appreciation (depreciation)	(1,425,526)	(27,176,242)
Net increase (decrease) in net assets resulting from operations	1,589,444	(20,449,189)
Distributions to shareholders
Net investment income and net realized gains
Class A	(326,874)	(734,921)
Advisor Class	(37,473)	(65,890)
Class C	(22,391)	(53,550)
Institutional Class	(2,342,561)	(5,138,933)
Institutional 2 Class	(442,907)	(698,707)
Institutional 3 Class	(253,831)	(252,762)
Total distributions to shareholders	(3,426,037)	(6,944,763)
Decrease in net assets from capital stock activity	(28,522,172)	(290,003)
Total decrease in net assets	(30,358,765)	(27,683,955)
Net assets at beginning of period	334,939,046	362,623,001
Net assets at end of period	$304,580,281	$334,939,046
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	222,634	2,573,600	685,838	8,328,148
Distributions reinvested	27,338	311,914	57,622	699,804
Redemptions	(748,611)	(8,557,243)	(1,138,898)	(13,602,558)
Net decrease	(498,639)	(5,671,729)	(395,438)	(4,574,606)
Advisor Class
Subscriptions	80,152	917,960	141,491	1,708,751
Distributions reinvested	3,264	37,286	5,427	65,890
Redemptions	(31,672)	(360,078)	(133,414)	(1,599,013)
Net increase	51,744	595,168	13,504	175,628
Class C
Subscriptions	14,276	162,925	32,559	400,557
Distributions reinvested	1,920	21,910	4,310	52,406
Redemptions	(52,763)	(603,472)	(144,606)	(1,751,482)
Net decrease	(36,567)	(418,637)	(107,737)	(1,298,519)
Institutional Class
Subscriptions	762,838	8,764,803	2,204,837	26,856,497
Distributions reinvested	169,067	1,929,653	325,614	3,950,321
Redemptions	(4,254,525)	(48,682,596)	(2,969,253)	(35,759,051)
Net decrease	(3,322,620)	(37,988,140)	(438,802)	(4,952,233)
Institutional 2 Class
Subscriptions	823,672	9,410,760	1,692,676	19,937,658
Distributions reinvested	38,642	440,559	57,828	698,693
Redemptions	(617,988)	(7,044,465)	(983,721)	(11,744,059)
Net increase	244,326	2,806,854	766,783	8,892,292
Institutional 3 Class
Subscriptions	2,040,435	23,387,452	589,265	7,196,027
Distributions reinvested	7,286	83,220	12,279	148,873
Redemptions	(988,595)	(11,316,360)	(496,051)	(5,877,465)
Net increase	1,059,126	12,154,312	105,493	1,467,435
Total net decrease	(2,502,630)	(28,522,172)	(56,197)	(290,003)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2023 (Unaudited)	$11.75	0.11	(0.03)	0.08	(0.11)	—	(0.11)
Year Ended 7/31/2022	$12.70	0.21	(0.95)	(0.74)	(0.21)	—	(0.21)
Year Ended 7/31/2021	$12.79	0.23	(0.06)	0.17	(0.23)	(0.03)	(0.26)
Year Ended 7/31/2020	$12.52	0.27	0.29	0.56	(0.27)	(0.02)	(0.29)
Year Ended 7/31/2019	$12.14	0.30	0.41	0.71	(0.31)	(0.02)	(0.33)
Year Ended 7/31/2018	$12.45	0.31	(0.31)	0.00(f)	(0.31)	—	(0.31)
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$11.76	0.13	(0.04)	0.09	(0.13)	—	(0.13)
Year Ended 7/31/2022	$12.70	0.24	(0.94)	(0.70)	(0.24)	—	(0.24)
Year Ended 7/31/2021	$12.79	0.26	(0.05)	0.21	(0.27)	(0.03)	(0.30)
Year Ended 7/31/2020	$12.52	0.30	0.29	0.59	(0.30)	(0.02)	(0.32)
Year Ended 7/31/2019	$12.14	0.33	0.41	0.74	(0.34)	(0.02)	(0.36)
Year Ended 7/31/2018	$12.45	0.34	(0.31)	0.03	(0.34)	—	(0.34)
Class C
Six Months Ended 1/31/2023 (Unaudited)	$11.75	0.09	(0.03)	0.06	(0.09)	—	(0.09)
Year Ended 7/31/2022	$12.70	0.16	(0.95)	(0.79)	(0.16)	—	(0.16)
Year Ended 7/31/2021	$12.79	0.17	(0.05)	0.12	(0.18)	(0.03)	(0.21)
Year Ended 7/31/2020	$12.52	0.22	0.28	0.50	(0.21)	(0.02)	(0.23)
Year Ended 7/31/2019	$12.14	0.25	0.40	0.65	(0.25)	(0.02)	(0.27)
Year Ended 7/31/2018	$12.45	0.25	(0.31)	(0.06)	(0.25)	—	(0.25)
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$11.75	0.13	(0.03)	0.10	(0.13)	—	(0.13)
Year Ended 7/31/2022	$12.70	0.24	(0.95)	(0.71)	(0.24)	—	(0.24)
Year Ended 7/31/2021	$12.79	0.26	(0.05)	0.21	(0.27)	(0.03)	(0.30)
Year Ended 7/31/2020	$12.52	0.30	0.29	0.59	(0.30)	(0.02)	(0.32)
Year Ended 7/31/2019	$12.14	0.33	0.41	0.74	(0.34)	(0.02)	(0.36)
Year Ended 7/31/2018	$12.45	0.34	(0.31)	0.03	(0.34)	—	(0.34)
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$11.73	0.13	(0.03)	0.10	(0.13)	—	(0.13)
Year Ended 7/31/2022	$12.68	0.25	(0.95)	(0.70)	(0.25)	—	(0.25)
Year Ended 7/31/2021	$12.77	0.26	(0.05)	0.21	(0.27)	(0.03)	(0.30)
Year Ended 7/31/2020	$12.51	0.31	0.27	0.58	(0.30)	(0.02)	(0.32)
Year Ended 7/31/2019	$12.12	0.34	0.41	0.75	(0.34)	(0.02)	(0.36)
Year Ended 7/31/2018	$12.43	0.34	(0.31)	0.03	(0.34)	—	(0.34)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2023 (Unaudited)	$11.72	0.73%	0.84%(c),(d)	0.81%(c),(d),(e)	1.94%(c)	2%	$30,678
Year Ended 7/31/2022	$11.75	(5.83%)	0.84%	0.81%(e)	1.76%	11%	$36,636
Year Ended 7/31/2021	$12.70	1.38%	0.84%	0.81%(e)	1.81%	5%	$44,606
Year Ended 7/31/2020	$12.79	4.52%	0.84%	0.81%(e)	2.16%	9%	$45,868
Year Ended 7/31/2019	$12.52	5.94%	0.84%	0.83%	2.49%	8%	$44,185
Year Ended 7/31/2018	$12.14	0.01%	0.84%	0.84%(e)	2.53%	10%	$39,896
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$11.72	0.77%	0.59%(c),(d)	0.56%(c),(d),(e)	2.19%(c)	2%	$3,752
Year Ended 7/31/2022	$11.76	(5.52%)	0.59%	0.56%(e)	2.01%	11%	$3,156
Year Ended 7/31/2021	$12.70	1.63%	0.59%	0.56%(e)	2.06%	5%	$3,238
Year Ended 7/31/2020	$12.79	4.78%	0.59%	0.56%(e)	2.40%	9%	$2,415
Year Ended 7/31/2019	$12.52	6.21%	0.59%	0.57%	2.73%	8%	$1,919
Year Ended 7/31/2018	$12.14	0.25%	0.59%	0.59%(e)	2.78%	10%	$660
Class C
Six Months Ended 1/31/2023 (Unaudited)	$11.72	0.50%	1.29%(c),(d)	1.26%(c),(d),(e)	1.49%(c)	2%	$2,805
Year Ended 7/31/2022	$11.75	(6.26%)	1.40%	1.26%(e)	1.30%	11%	$3,243
Year Ended 7/31/2021	$12.70	0.92%	1.59%	1.26%(e),(g)	1.36%	5%	$4,873
Year Ended 7/31/2020	$12.79	4.05%	1.59%	1.26%(e),(g)	1.72%	9%	$6,740
Year Ended 7/31/2019	$12.52	5.46%	1.59%	1.28%(g)	2.05%	8%	$8,434
Year Ended 7/31/2018	$12.14	(0.44%)	1.59%	1.29%(e)	2.07%	10%	$14,530
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$11.72	0.85%	0.59%(c),(d)	0.56%(c),(d),(e)	2.19%(c)	2%	$201,623
Year Ended 7/31/2022	$11.75	(5.60%)	0.59%	0.56%(e)	2.01%	11%	$241,308
Year Ended 7/31/2021	$12.70	1.63%	0.59%	0.56%(e)	2.06%	5%	$266,298
Year Ended 7/31/2020	$12.79	4.78%	0.59%	0.56%(e)	2.41%	9%	$267,135
Year Ended 7/31/2019	$12.52	6.20%	0.59%	0.58%	2.74%	8%	$270,831
Year Ended 7/31/2018	$12.14	0.25%	0.59%	0.59%(e)	2.77%	10%	$293,485
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$11.70	0.87%	0.56%(c),(d)	0.53%(c),(d)	2.22%(c)	2%	$42,609
Year Ended 7/31/2022	$11.73	(5.58%)	0.55%	0.52%	2.05%	11%	$39,878
Year Ended 7/31/2021	$12.68	1.67%	0.56%	0.53%	2.10%	5%	$33,366
Year Ended 7/31/2020	$12.77	4.73%	0.56%	0.53%	2.45%	9%	$23,286
Year Ended 7/31/2019	$12.51	6.33%	0.56%	0.54%	2.77%	8%	$25,397
Year Ended 7/31/2018	$12.12	0.28%	0.56%	0.56%	2.80%	10%	$31,451
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$11.77	0.13	(0.04)	0.09	(0.13)	—	(0.13)
Year Ended 7/31/2022	$12.72	0.25	(0.95)	(0.70)	(0.25)	—	(0.25)
Year Ended 7/31/2021	$12.81	0.27	(0.05)	0.22	(0.28)	(0.03)	(0.31)
Year Ended 7/31/2020	$12.54	0.31	0.29	0.60	(0.31)	(0.02)	(0.33)
Year Ended 7/31/2019	$12.15	0.34	0.42	0.76	(0.35)	(0.02)	(0.37)
Year Ended 7/31/2018	$12.47	0.35	(0.32)	0.03	(0.35)	—	(0.35)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	7/31/2021	7/31/2020	7/31/2019
Class C	0.06%	0.30%	0.30%
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$11.73	0.81%	0.51%(c),(d)	0.48%(c),(d)	2.29%(c)	2%	$23,114
Year Ended 7/31/2022	$11.77	(5.51%)	0.50%	0.48%	2.09%	11%	$10,718
Year Ended 7/31/2021	$12.72	1.72%	0.51%	0.48%	2.14%	5%	$10,242
Year Ended 7/31/2020	$12.81	4.86%	0.51%	0.48%	2.49%	9%	$7,945
Year Ended 7/31/2019	$12.54	6.37%	0.51%	0.49%	2.82%	8%	$6,909
Year Ended 7/31/2018	$12.15	0.26%	0.51%	0.51%	2.90%	10%	$3,871
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023	21

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Oregon Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
22	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2023 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
24	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $320.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.45% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	9,255
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2023
Class A	0.81%
Advisor Class	0.56
Class C	1.26
Institutional Class	0.56
Institutional 2 Class	0.53
Institutional 3 Class	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
306,789,000	2,653,000	(7,488,000)	(4,835,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(199,556)	—	(199,556)
26	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,263,860 and $24,383,310, respectively, for the six months ended January 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	700,000	4.85	4
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
28	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At January 31, 2023, one unaffiliated shareholder of record owned 15.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2023

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Columbia Oregon Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR207_07_N01_(03/23)

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Tax-Exempt Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Tax-Exempt Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Tax-Exempt Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income exempt from federal income tax and of capital appreciation, consistent with moderate fluctuation of principal.
Portfolio management
Catherine Stienstra
Co-Portfolio Manager
Managed Fund since 2018
Douglas J. White, CFA
Co-Portfolio Manager
Managed Fund since February 2022
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/21/78	-0.41	-6.59	1.14	2.01
	Including sales charges		-3.43	-9.41	0.52	1.70
Advisor Class*		03/19/13	-0.31	-6.33	1.35	2.22
Class C	Excluding sales charges	08/01/97	-0.71	-7.07	0.52	1.40
	Including sales charges		-1.69	-7.97	0.52	1.40
Institutional Class		09/16/05	-0.31	-6.40	1.34	2.21
Institutional 2 Class*		12/11/13	-0.30	-6.39	1.35	2.22
Institutional 3 Class*		03/01/17	-0.19	-6.24	1.42	2.17
Bloomberg Municipal Bond Index			0.73	-3.25	2.07	2.38
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Tax-Exempt Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2023)
AAA rating	5.3
AA rating	20.8
A rating	39.8
BBB rating	20.3
BB rating	3.5
Not rated	10.3
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2023)
Illinois	11.2
Texas	10.1
Pennsylvania	9.4
New York	7.5
California	5.7
Florida	5.6
Colorado	4.8
Michigan	4.0
New Jersey	3.6
Ohio	2.5
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Tax-Exempt Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	995.90	1,021.71	3.76	3.81	0.74
Advisor Class	1,000.00	1,000.00	996.90	1,022.73	2.75	2.78	0.54
Class C	1,000.00	1,000.00	992.90	1,018.65	6.80	6.89	1.34
Institutional Class	1,000.00	1,000.00	996.90	1,022.73	2.75	2.78	0.54
Institutional 2 Class	1,000.00	1,000.00	997.00	1,022.78	2.70	2.73	0.53
Institutional 3 Class	1,000.00	1,000.00	998.10	1,023.03	2.44	2.47	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Tax-Exempt Fund | Semiannual Report 2023	5

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 99.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.1%
Northern Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2021A Class 1
06/01/2050	4.000%	2,500,000	2,278,749
Arizona 0.9%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	5,000,000	5,082,352
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	850,000	722,520
Social Bonds - Macombs Facility Project
Series 2021A
07/01/2061	4.000%	2,500,000	2,038,848
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2044	5.000%	1,000,000	1,010,887
07/01/2049	5.000%	1,125,000	1,130,465
Industrial Development Authority of the County of Pima (The)(a)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,300,000	1,002,974
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	1,005,326
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	843,525
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	7,821,284
Total			20,658,181
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 5.7%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	5,700,000	6,102,006
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	9,963,521
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	10,000,000	10,055,301
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,583,049
02/01/2037	5.000%	1,000,000	1,050,811
California Municipal Finance Authority(a),(b),(c)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	10,010,797
California School Finance Authority(a)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	162,459
California State Public Works Board
Revenue Bonds
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	7,243,911
California Statewide Communities Development Authority(a)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,571,699
11/01/2034	5.000%	3,700,000	3,344,524
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,585,320
11/01/2043	6.375%	1,035,000	1,049,776
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	1,885,760
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,513,644
Castaic Lake Water Agency(d)
Certificate of Participation
Capital Appreciation - Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	9,077,840
City of Los Angeles Department of Airports(b)
Revenue Bonds
Subordinated Series 2017A
05/15/2042	5.000%	4,375,000	4,553,516
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	505,000	511,266
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	10,000,000	9,738,205
Golden State Tobacco Securitization Corp.(d)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	10,000,000	1,259,053
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	3,189,037
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2022D
07/01/2052	5.000%	3,500,000	3,944,448
Norwalk-La Mirada Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	9,658,149
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	4,750,431
San Francisco City & County Airport Commission - San Francisco International Airport(b)
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	24,000,000	24,249,703
State of California
Unlimited General Obligation Bonds
Series 2022
09/01/2052	5.000%	3,000,000	3,412,958
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,014
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	755,000	768,868
Total			134,278,666
Colorado 4.8%
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,178,586
Subordinated Series 2018A
12/01/2048	4.000%	11,500,000	10,933,569
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,750,000	4,005,259
11/15/2053	5.500%	2,400,000	2,682,966
Colorado Bridge Enterprise(b)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	8,885,614
Colorado Educational & Cultural Facilities Authority(a)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,531,839
07/01/2044	5.375%	2,100,000	2,104,845
07/01/2049	5.500%	925,000	928,065
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	15,000,000	14,433,321
09/15/2053	5.000%	10,000,000	9,518,412

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	6,000,000	5,872,307
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	8,640,000	8,124,047
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	3,800,000	3,846,830
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	14,000,000	15,052,383
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2044	5.000%	2,250,000	1,895,556
CommonSpirit Health Obligation Group
Series 2022
11/01/2052	5.250%	4,000,000	4,227,479
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	14,937,127
Fiddlers Business Improvement District(a)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	800,000	813,467
Total			112,971,672
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority(a)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,153,963
State of Connecticut
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	548,017
Total			1,701,980
District of Columbia 0.9%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	253,533
07/01/2048	6.000%	1,150,000	1,166,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	9,307,471
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,399,354
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,094,442
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	7,545,252
Total			20,766,302
Florida 5.6%
Alachua County Health Facilities Authority
Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2049	4.000%	5,000,000	4,714,257
Capital Trust Agency, Inc.(a)
04/27/2021
07/01/2056	5.000%	2,125,000	1,972,397
Capital Trust Agency, Inc.(a),(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	1,015,200
12/01/2050	0.000%	1,000,000	270,000
Capital Trust Agency, Inc.(a),(d)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	5,700,000	315,591
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	10,575,663
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,425,787

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	12,000,000	12,191,983
County of Broward Airport System(b)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	14,000,000	14,307,483
Series 2019A
10/01/2049	5.000%	1,000,000	1,041,115
County of Miami-Dade Aviation(b)
Refunding Revenue Bonds
Series 2014A
10/01/2033	5.000%	5,000,000	5,135,080
10/01/2036	5.000%	11,400,000	11,608,148
County of Osceola Transportation(d)
Refunding Revenue Bonds
Series 2020A-2
10/01/2040	0.000%	4,650,000	1,823,413
10/01/2041	0.000%	2,500,000	918,088
10/01/2042	0.000%	3,250,000	1,121,725
10/01/2043	0.000%	2,750,000	892,709
10/01/2044	0.000%	3,000,000	912,498
10/01/2046	0.000%	3,000,000	801,223
10/01/2048	0.000%	4,000,000	940,748
Florida Development Finance Corp.
Prerefunded 06/15/23 Revenue Bonds
Renaissance Charter School
Series 2013A
06/15/2044	8.500%	9,000,000	9,185,956
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,065,730
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	1,395,000	1,380,836
Greater Orlando Aviation Authority(b)
Revenue Bonds
Priority
Subordinated Series 2017A
10/01/2047	5.000%	2,665,000	2,749,068
Hillsborough County Aviation Authority(b)
Revenue Bonds
Tampa International Airport
Series 2022
10/01/2052	4.000%	2,645,000	2,533,470
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	5,752,192
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,078,581
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	3,883,471
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,000,000	825,057
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,620,945
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	7,238,554
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	1,980,000	2,164,106
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	4,200,000	3,580,639
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	1,590,000	1,666,813
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	7,817,491
Total			132,526,017
Georgia 2.3%
City of Atlanta Department of Aviation(b)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2039	4.000%	5,250,000	5,201,103

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,105,020
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,493,072
Georgia State Road & Tollway Authority(a),(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	260,000	247,460
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,183,338
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	10,000,000	10,569,129
Main Street Natural Gas, Inc.(e)
Revenue Bonds
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	13,300,000	14,116,152
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,101,675
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	5,300,000	5,549,771
Series 2022 (AGM)
07/01/2052	5.000%	5,300,000	5,538,102
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,612,313
Total			53,717,135
Idaho 0.9%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,622,792
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021
03/01/2040	4.000%	810,000	798,452
03/01/2041	4.000%	750,000	736,005
03/01/2051	4.000%	2,000,000	1,892,261
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	9,135,000	7,180,196
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	4,365,000	3,139,143
Series 2021
10/01/2050	4.500%	5,635,000	4,139,815
Total			21,508,664
Illinois 11.1%
Chicago Board of Education(a)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	11,802,797
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	4,980,611
Series 2021A
12/01/2033	5.000%	2,000,000	2,114,894
Series 2022A
12/01/2047	5.000%	6,875,000	6,914,313
Chicago Midway International Airport(b)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2041	5.000%	10,000,000	10,066,387
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	7,455,000	7,737,320
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2052	5.000%	7,620,000	7,801,389
Senior Lien
Series 2022
01/01/2048	4.500%	3,000,000	3,020,174
01/01/2055	5.000%	11,250,000	11,760,325
Series 2015C
01/01/2046	5.000%	12,525,000	12,707,351

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,405,767
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	7,450,127
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,048,748
01/01/2034	5.000%	1,000,000	1,047,129
01/01/2036	5.000%	1,000,000	1,038,670
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,279,265
01/01/2039	5.000%	2,970,000	3,002,355
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,021,181
01/01/2044	5.000%	4,000,000	4,015,056
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,022,663
11/01/2039	5.000%	2,000,000	2,027,628
11/01/2044	5.000%	2,850,000	2,877,297
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	9,873,595
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2041	4.000%	425,000	395,832
Northshore University Health System
Series 2020A
08/15/2040	4.000%	1,750,000	1,753,728
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	9,439,699
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	515,000	510,659
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois State Toll Highway Authority
Revenue Bonds
Series 2019A
01/01/2044	4.000%	5,000,000	4,952,757
Metropolitan Pier & Exposition Authority(d)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2039	0.000%	3,000,000	1,354,849
12/15/2040	0.000%	3,050,000	1,293,854
12/15/2041	0.000%	2,200,000	873,202
McCormick Place Expansion Project
Series 2012 (BAM)
12/15/2051	0.000%	19,000,000	4,881,322
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2052	4.000%	3,000,000	2,648,102
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,139,061
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	16,774,741
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	6,909,495
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,188,449
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	7,580,000	7,273,075
Series 2019C
11/01/2042	4.000%	9,925,000	9,223,317
11/01/2043	4.000%	3,000,000	2,768,289
11/01/2044	4.000%	2,000,000	1,830,291
Series 2013
07/01/2038	5.500%	4,125,000	4,150,616
Series 2013A
04/01/2036	5.000%	8,000,000	8,012,442
Series 2014
02/01/2039	5.000%	15,000,000	15,116,412
Series 2016
11/01/2030	5.000%	5,975,000	6,282,896

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
05/01/2039	5.500%	2,705,000	2,936,856
Series 2020C
05/01/2024	5.500%	1,000,000	1,032,223
Series 2022A
03/01/2047	5.500%	19,000,000	20,394,659
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,392,501
Total			262,544,369
Indiana 0.0%
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	110,000	106,791
Iowa 2.0%
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	6,900,000	6,931,463
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	5,034,529
05/15/2053	4.000%	12,790,000	8,820,167
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	457,094
08/01/2038	5.000%	500,000	426,561
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	7,925,257
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	17,500,000	18,164,676
Total			47,759,747
Kansas 1.0%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	24,000,000	24,725,398
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.5%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,783,457
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2035	5.000%	1,080,000	1,181,672
Series 2015A
09/01/2042	5.000%	6,600,000	6,739,980
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,219,596
Total			11,924,705
Louisiana 2.2%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	26,258
05/15/2041	4.000%	25,000	26,258
05/15/2047	5.000%	15,000	16,226
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,217,187
Series 2017
05/15/2036	5.000%	1,750,000	1,852,864
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,444,878
07/01/2052	5.000%	1,600,000	1,641,222
Louisiana Public Facilities Authority(b)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	16,695,000	16,802,189
New Orleans Aviation Board(b)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	3,818,151
Series 2015B
01/01/2045	5.000%	21,150,000	21,372,426

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. James(a)
Revenue Bonds
Nustar Logistics LP Project
Series 2011 (Mandatory Put 06/01/25)
08/01/2041	5.850%	2,500,000	2,576,495
Total			50,794,154
Maryland 1.3%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	2,857,176
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	3,674,547
Maryland Economic Development Corp.(b)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	9,500,000	9,733,951
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	782,876
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	4,872,960
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,029,816
State of Maryland
Unlimited General Obligation Bonds
State & Local Facilities
Series 2022A
06/01/2036	5.000%	5,000,000	5,945,748
Total			30,897,074
Massachusetts 1.3%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2030	5.500%	2,500,000	2,965,092
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2008B
07/01/2027	5.250%	710,000	804,134
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,216,558
Massachusetts Development Finance Agency(c)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	4,150,132	415,013
Massachusetts Development Finance Agency
Revenue Bonds
Series 2021V
07/01/2055	5.000%	3,000,000	3,617,105
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	6,260,150
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,573,331
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,144,546
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	9,250,764
Massachusetts Port Authority(b)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,447,524
Total			29,694,217
Michigan 4.0%
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	16,001,220
Michigan Finance Authority
Prerefunded 12/01/29 Revenue Bonds
Trinity Health Group
Series 2019
12/01/2040	4.000%	380,000	421,721
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	9,098,838

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,099,908
Trinity Health Credit Group
Series 2019
12/01/2038	4.000%	3,250,000	3,279,605
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	17,190,821
CHE Trinity Health
Series 2019
12/01/2040	4.000%	5,620,000	5,607,797
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	4,188,190
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	2,095,000	2,184,627
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	1,250,000	1,306,070
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	4,830,821
Michigan Strategic Fund(b)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	8,166,428
06/30/2048	5.000%	3,000,000	3,040,014
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	760,000	783,533
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,340,000	1,384,462
Wayne County Airport Authority(b)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	12,026,476
Revenue Bonds
Series 2017B
12/01/2047	5.000%	1,000,000	1,029,482
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	1,945,000	2,013,915
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	305,000	316,619
Total			93,970,547
Minnesota 1.2%
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	4,746,472
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	957,549
Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2025	0.000%	17,500,000	16,563,837
St. Cloud Housing & Redevelopment Authority(c)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	7,125,000	6,056,250
Total			28,324,108
Mississippi 0.0%
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	890,000	911,588
Missouri 2.0%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	3,162,564
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2035	5.000%	7,350,000	7,356,350
02/01/2044	5.000%	12,725,000	12,291,739

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	6,000,000	5,737,604
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,039,641
05/15/2042	5.250%	2,290,000	2,049,339
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,280,000	1,049,909
11/01/2045	2.700%	1,045,000	830,047
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	10,055,371
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,764,844
Total			47,337,408
Nebraska 2.1%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,705,773
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2036	5.000%	1,000,000	1,006,491
05/15/2044	5.000%	6,400,000	6,405,021
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	7,500,000	7,632,473
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	7,500,000	7,531,095
01/01/2049	4.000%	20,595,000	20,583,768
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	249,018
Total			49,113,639
Nevada 0.2%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,154,866
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,389,128
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,033,655
Series 2018A
12/15/2038	5.000%	835,000	838,491
Total			5,416,140
New Hampshire 0.6%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	9,374,085	9,470,432
New Hampshire Business Finance Authority(a)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,463,572
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,230,663
New Hampshire Health & Education Facilities Authority Act(c)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	0.000%	1,460,876	321,393
07/01/2042	0.000%	834,787	183,653
Total			14,669,713

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 3.6%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	970,793
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,277,804
Middlesex County Improvement Authority(c)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	15,552,493
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,599,875
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,778,936
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	17,211,737
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,293,306
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,662,194
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	4,345,000	3,389,826
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	6,559,190
Series 2019
12/15/2039	5.000%	1,400,000	1,490,383
Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	3,646,302
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022
06/15/2048	5.000%	3,750,000	3,990,811
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,374,009
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,125,595
01/01/2052	5.250%	6,250,000	6,997,427
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.250%	2,000,000	2,089,532
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	3,882,284
Total			84,892,512
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,530,000	1,414,896
07/01/2039	3.350%	1,285,000	1,226,731
07/01/2044	3.600%	2,675,000	2,569,640
Total			5,211,267
New York 7.5%
Build NYC Resource Corp.(a),(b)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2025	4.500%	100,000	101,487
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,462,270
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,828,388
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,647,591
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	5,035,207

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	8,000,000	6,628,446
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022CC-1
06/15/2052	4.000%	19,575,000	19,205,076
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D
11/01/2040	4.000%	10,000,000	10,094,625
Subordinated Series 2022A-1
08/01/2044	5.000%	1,900,000	2,133,456
08/01/2048	4.000%	2,400,000	2,344,450
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,946,294
02/01/2051	5.000%	1,375,000	1,514,795
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,818,271
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	1,210,000	1,011,561
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2019A-3
03/15/2041	5.000%	2,000,000	2,180,282
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,246,182
Series 2020A
07/01/2053	4.000%	4,000,000	3,850,354
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	14,000,000	13,753,264
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	1,800,000	1,742,562
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(b)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	8,000,000	8,348,962
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,321,641
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	5,750,000	5,940,234
12/01/2042	4.000%	4,355,000	4,015,031
Port Authority of New York & New Jersey(b)
Revenue Bonds
Consolidated 218th
Series 2019
11/01/2041	4.000%	1,000,000	985,990
Consolidated Bonds
Series 221
07/15/2039	4.000%	6,500,000	6,493,551
07/15/2040	4.000%	6,000,000	5,964,978
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	10,850,799
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2052	5.000%	6,000,000	7,074,284
05/15/2057	5.000%	10,500,000	11,460,965
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	3,000,000	3,501,190
Series 2022A
11/15/2052	4.000%	12,500,000	12,240,875
Ulster County Capital Resource Corp.(a)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,013,742
09/15/2047	5.250%	3,025,000	2,357,694
09/15/2053	5.250%	6,240,000	4,694,302
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	3,876,266
Total			176,685,065

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.2%
North Carolina Department of Transportation(b)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	12,500,000	12,539,011
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2042	4.000%	2,500,000	1,989,579
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,613,789
07/01/2044	5.000%	2,260,000	2,159,776
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	2,728,494
North Carolina Turnpike Authority(d)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	326,524
07/01/2034	0.000%	1,135,000	674,892
Series 2019
01/01/2044	0.000%	4,000,000	1,659,832
Triangle Expressway System
Series 2019
01/01/2042	0.000%	6,550,000	2,992,897
01/01/2043	0.000%	3,500,000	1,525,631
Total			28,210,425
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	1,405,000	1,179,199
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	700,000	690,502
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	1,845,000	1,807,471
Total			3,677,172
Ohio 2.5%
Buckeye Tobacco Settlement Financing Authority
Refunding Revenue Bonds
Series 2020A-2 Class 1
06/01/2039	4.000%	2,000,000	1,936,744
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	25,090,000	23,923,751
County of Hamilton
Revenue Bonds
Cincinnati Children’s Hospital Project
Series 2019
11/15/2049	5.000%	10,000,000	11,135,022
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	625,000	559,345
Lake County Port & Economic Development Authority(a),(c)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	0.000%	6,000,000	1,740,000
12/01/2052	0.000%	1,500,000	435,000
Ohio Air Quality Development Authority(a),(b)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	969,805
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,247,155
State of Ohio(b)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	9,835,000	9,882,307
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	4,832,435
Total			58,661,564
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,720,000	2,731,187
Oregon 0.7%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	924,444

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,208,442
Port of Portland Airport(b)
Revenue Bonds
Series 2017-24B
07/01/2034	5.000%	1,355,000	1,439,354
07/01/2042	5.000%	2,000,000	2,071,422
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,820,000	2,804,916
Washington & Multnomah Counties School District No. 48J Beaverton(d)
Unlimited General Obligation Bonds
Series 2022A
06/15/2048	0.000%	20,000,000	5,970,976
Total			16,419,554
Pennsylvania 9.4%
Bucks County Industrial Development Authority
Revenue Bonds
St. Luke’s University Health Network
Series 2019
08/15/2050	4.000%	4,000,000	3,699,000
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,101,431
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,660,626
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	865,000	907,083
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	4,385,000	4,429,413
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,216,237
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,090,015
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,020,315
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	1,999,846
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	18,932,844
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	29,498,034
Pennsylvania Economic Development Financing Authority(a),(c)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,144,531
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,625,000	1,641,847
06/30/2042	5.000%	24,375,000	24,454,075
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,175,893
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	3,000,000	3,326,181
Series 2022 (AGM)
12/31/2057	5.000%	5,000,000	5,226,481
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	15,160,307
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	6,885,520

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2023	19

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2015A-1
12/01/2045	5.250%	25,295,000	26,408,220
Subordinated Series 2016A-1
12/01/2046	5.000%	5,000,000	5,152,772
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	10,235,684
Subordinated Series 2014A-1
12/01/2043	5.000%	16,940,000	17,276,212
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	15,690,905
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	7,449,343
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	5,700,537
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,084,377
Series 2018B
09/01/2043	5.000%	985,000	1,052,408
Total			221,620,137
Puerto Rico 2.2%
Commonwealth of Puerto Rico(d),(f)
Revenue Notes
Series 2022
11/01/2051	0.000%	3,508,841	1,543,890
Subordinated Series 2022
11/01/2043	0.000%	2,805,420	1,237,892
Puerto Rico Commonwealth Aqueduct & Sewer Authority(f)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	2,000,000	1,972,163
Puerto Rico Electric Power Authority(c),(f)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	7,000,000	4,900,000
Series 2012A
07/01/2042	0.000%	7,000,000	4,882,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Public Finance Corp.(f)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	508,550
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,759,239
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,186,617
Puerto Rico Sales Tax Financing Corp.(d),(f)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	93,959,000	25,801,799
Puerto Rico Sales Tax Financing Corp.(f)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	7,000,000	6,896,741
Total			51,689,391
South Carolina 1.7%
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	10,660,000	11,185,725
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	910,000	976,337
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	4,200,000	4,489,577
Revenue Bonds
York Preparatory Academy Project
Series 2014A Escrowed to Maturity
11/01/2023	5.750%	185,000	189,195
South Carolina Ports Authority(b)
Revenue Bonds
Series 2018
07/01/2048	5.000%	4,260,000	4,417,516
07/01/2055	5.000%	1,380,000	1,427,558
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	18,000,000	16,834,502

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	895,000	815,328
07/01/2040	3.000%	895,000	777,681
Total			41,113,419
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	4,500,000	4,573,652
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	1,500,000	1,538,365
Total			6,112,017
Tennessee 2.5%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,317,697
10/01/2035	5.000%	645,000	651,520
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	1,076,824
07/01/2040	4.000%	7,200,000	7,060,848
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	6,964,936
Series 2017A
07/01/2048	5.000%	1,665,000	1,701,407
New Memphis Arena Public Building Authority(d)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2041	0.000%	1,500,000	674,677
04/01/2043	0.000%	1,500,000	603,884
04/01/2045	0.000%	1,500,000	542,849
04/01/2046	0.000%	750,000	257,528
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2054	5.750%	12,000,000	8,562,220
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Energy Acquisition Corp.(e)
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	18,500,000	19,347,650
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	690,000	673,125
07/01/2042	3.600%	460,000	450,832
Issue 3
Series 2018
01/01/2049	3.950%	4,855,000	4,791,099
Social Bond
Series 2022-2
01/01/2048	4.350%	3,500,000	3,520,011
Total			58,197,107
Texas 10.1%
Arlington Higher Education Finance Corp.(a)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	5,024,768
Austin Independent School District(e)
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	4,400,000	4,411,447
Central Texas Regional Mobility Authority(d)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,870,678
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2037	5.000%	10,000,000	10,209,155
08/15/2042	5.000%	14,730,000	14,963,777
City of Austin Airport System(b)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,036,976
11/15/2046	5.000%	3,000,000	3,083,191
City of Houston Airport System(b)
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	800,000	762,061

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2023	21

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,168,799
08/15/2042	5.000%	2,350,000	2,352,356
Series 2013
08/15/2033	6.000%	990,000	1,006,581
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,055,761
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	10,642,771
Series 2015A
12/01/2035	5.000%	2,200,000	2,249,121
12/01/2045	5.000%	1,100,000	1,111,275
Collin County Community College District
Limited General Obligation Bonds
Series 2020A
08/15/2036	4.000%	1,250,000	1,297,925
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	4,310,000	4,347,105
Dallas Independent School District(e)
Unlimited General Obligation Refunding Bonds
Series 2023
02/15/2048	5.000%	5,000,000	5,584,669
Dallas Love Field(b)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	793,581
11/01/2035	5.000%	1,000,000	1,050,751
Dallas/Fort Worth International Airport(b)
Refunding Revenue Bonds
Series 2014A
11/01/2032	5.000%	3,400,000	3,443,006
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,057,337
03/01/2034	5.000%	645,000	678,568
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	3,963,309
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	2,000,000	2,005,823
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	3,300,000	3,306,446
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	7,047,638
Revenue Bonds
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	6,804,985
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	9,000,000	8,100,000
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	0.000%	1,000,000	500,000
07/01/2051	0.000%	6,745,000	3,372,500
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	3,335,000	1,667,500
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	9,532,961
Series 2019A
01/01/2037	4.000%	5,000,000	5,100,620
Plano Independent School District(e)
Unlimited General Obligation Bonds
Series 2023
02/15/2043	5.000%	5,990,000	6,796,925
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	382,479
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,811,494

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,171,778
Sanger Industrial Development Corp.(a),(b),(c)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	34,645,000	8,661,250
Tarrant County College District
Limited General Obligation Bonds
Series 2022
08/15/2042	4.000%	15,600,000	16,119,895
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,480,146
10/01/2049	5.000%	1,870,000	1,818,023
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2052	4.000%	2,650,000	2,573,087
Tarrant County Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	1,925,000
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	400,000	386,691
Senior Lien - North Tarrant Express
Series 2019
12/31/2038	4.000%	3,500,000	3,330,721
Texas Private Activity Bond Surface Transportation Corp.(b)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	22,445,000	22,713,828
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,022,221
12/31/2055	5.000%	6,250,000	6,261,584
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	2,031,110
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,762,090
02/15/2035	3.000%	1,750,000	1,736,403
02/15/2036	3.000%	1,435,000	1,397,501
02/15/2038	4.000%	500,000	516,843
02/15/2040	4.000%	1,000,000	1,025,481
Tomball Independent School District(e)
Unlimited General Obligation Bonds
Series 2023
02/15/2048	5.000%	11,750,000	13,434,138
Total			237,962,129
Utah 0.4%
Salt Lake City Corp. Airport(b)
Revenue Bonds
Series 2017A
07/01/2047	5.000%	6,500,000	6,687,250
UIPA Crossroads Public Infrastructure District(a)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,740,000	2,384,351
Total			9,071,601
Virginia 1.4%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	3,574,848
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2031	5.000%	800,000	819,850
06/15/2033	5.000%	500,000	511,623
Virginia Small Business Financing Authority(b)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,393,515
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	3,750,000	3,751,270
12/31/2056	5.000%	21,800,000	21,658,708
Total			33,709,814

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2023	23

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 1.4%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,833,457
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,344,735
12/01/2045	6.250%	2,500,000	2,582,734
Port of Seattle(b)
Revenue Bonds
Series 2018A
05/01/2043	5.000%	8,000,000	8,299,193
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	10,142,580
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,085,284
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	788,964
07/01/2035	6.750%	550,000	597,603
Washington State Housing Finance Commission(a)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,364,494
Refunding Revenue Bonds
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	330,000	327,496
01/01/2035	5.750%	575,000	561,421
Total			31,927,961
West Virginia 0.9%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	4,458,660
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	16,500,000	16,767,920
Total			21,226,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 2.3%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	3,888,395
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	4,017,626
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	767,980
05/15/2047	5.250%	1,105,000	1,008,836
Public Finance Authority(b)
Revenue Bonds
Green Bonds - Fargo-Moorhead Metropolitan Area Flood Risk Management Project
Series 2021
09/30/2051	4.000%	4,000,000	3,344,275
Public Finance Authority(a),(d)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	21,200,000	1,173,776
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	9,730,181
Wisconsin Center District(d)
Revenue Bonds
Senior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	18,625,000	2,902,719
Wisconsin Health & Educational Facilities Authority
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	5,000,000	5,070,397
08/15/2034	5.250%	8,000,000	8,117,926
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	1,765,799
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	1,891,365
07/01/2053	4.125%	5,000,000	4,008,546

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018B
07/01/2038	4.375%	1,250,000	960,205
07/01/2043	4.500%	1,375,000	1,003,212
07/01/2048	5.000%	500,000	376,249
Unrefunded Refunding Revenue Bond
Ascension Health
Series 2016A
11/15/2046	4.000%	3,610,000	3,556,199
Total			53,583,686
Wyoming 0.3%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	6,919,359
Total Municipal Bonds (Cost $2,499,790,990)			2,348,218,911
Money Market Funds 2.1%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.662%(g)	204,290	204,290
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(g)	49,049,924	49,049,924
Total Money Market Funds (Cost $49,254,208)		49,254,214
Total Investments in Securities (Cost $2,549,045,198)		2,397,473,125
Other Assets & Liabilities, Net		(42,591,582)
Net Assets		$2,354,881,543

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $78,503,612, which represents 3.33% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Represents a security in default.
(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued basis.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2023, the total value of these securities amounted to $51,689,391, which represents 2.19% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2023	25

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	2,348,218,911	—	2,348,218,911
Money Market Funds	49,254,214	—	—	49,254,214
Total Investments in Securities	49,254,214	2,348,218,911	—	2,397,473,125
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Tax-Exempt Fund | Semiannual Report 2023

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,549,045,198)	$2,397,473,125
Cash	37,089
Receivable for:
Investments sold	1,720,732
Capital shares sold	7,167,671
Interest	23,274,573
Prepaid expenses	25,805
Trustees’ deferred compensation plan	538,576
Other assets	44,759
Total assets	2,430,282,330
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	63,151,847
Capital shares purchased	4,269,758
Distributions to shareholders	7,166,966
Management services fees	29,316
Distribution and/or service fees	10,681
Transfer agent fees	116,886
Compensation of board members	71,984
Compensation of chief compliance officer	235
Other expenses	44,538
Trustees’ deferred compensation plan	538,576
Total liabilities	75,400,787
Net assets applicable to outstanding capital stock	$2,354,881,543
Represented by
Paid in capital	2,571,126,709
Total distributable earnings (loss)	(216,245,166)
Total - representing net assets applicable to outstanding capital stock	$2,354,881,543
Class A
Net assets	$1,835,380,366
Shares outstanding	154,222,571
Net asset value per share	$11.90
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.27
Advisor Class
Net assets	$13,285,195
Shares outstanding	1,116,646
Net asset value per share	$11.90
Class C
Net assets	$28,860,619
Shares outstanding	2,425,698
Net asset value per share	$11.90
Institutional Class
Net assets	$346,706,405
Shares outstanding	29,124,462
Net asset value per share	$11.90
Institutional 2 Class
Net assets	$13,665,480
Shares outstanding	1,147,942
Net asset value per share	$11.90
Institutional 3 Class
Net assets	$116,983,478
Shares outstanding	9,799,005
Net asset value per share	$11.94
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2023	27

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$44,047
Interest	51,135,001
Total income	51,179,048
Expenses:
Management services fees	5,538,927
Distribution and/or service fees
Class A	1,881,115
Class C	118,810
Transfer agent fees
Class A	624,578
Advisor Class	5,572
Class C	9,864
Institutional Class	130,047
Institutional 2 Class	3,916
Institutional 3 Class	3,385
Compensation of board members	29,337
Custodian fees	10,957
Printing and postage fees	44,394
Registration fees	67,629
Audit fees	20,419
Legal fees	22,018
Interest on interfund lending	7,930
Compensation of chief compliance officer	235
Other	24,617
Total expenses	8,543,750
Fees waived by transfer agent
Institutional 3 Class	(2,077)
Expense reduction	(2,795)
Total net expenses	8,538,878
Net investment income	42,640,170
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(34,529,474)
Futures contracts	3,116,546
Net realized loss	(31,412,928)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(36,051,914)
Net change in unrealized appreciation (depreciation)	(36,051,914)
Net realized and unrealized loss	(67,464,842)
Net decrease in net assets resulting from operations	$(24,824,672)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Tax-Exempt Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income	$42,640,170	$85,470,212
Net realized loss	(31,412,928)	(24,066,591)
Net change in unrealized appreciation (depreciation)	(36,051,914)	(351,639,379)
Net decrease in net assets resulting from operations	(24,824,672)	(290,235,758)
Distributions to shareholders
Net investment income and net realized gains
Class A	(32,014,007)	(77,176,902)
Advisor Class	(299,235)	(950,141)
Class C	(417,991)	(1,060,210)
Institutional Class	(6,971,200)	(21,249,393)
Institutional 2 Class	(258,930)	(661,141)
Institutional 3 Class	(1,956,702)	(923,446)
Total distributions to shareholders	(41,918,065)	(102,021,233)
Decrease in net assets from capital stock activity	(238,616,620)	(245,080,848)
Total decrease in net assets	(305,359,357)	(637,337,839)
Net assets at beginning of period	2,660,240,900	3,297,578,739
Net assets at end of period	$2,354,881,543	$2,660,240,900
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2023	29

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	11,190,969	130,084,623	9,708,549	123,022,678
Distributions reinvested	2,620,104	30,143,907	5,617,395	73,011,313
Redemptions	(27,158,273)	(312,565,752)	(31,061,870)	(395,297,040)
Net decrease	(13,347,200)	(152,337,222)	(15,735,926)	(199,263,049)
Advisor Class
Subscriptions	86,955	1,023,259	356,251	4,648,197
Distributions reinvested	23,086	265,424	63,243	825,224
Redemptions	(783,104)	(8,847,769)	(781,887)	(9,969,995)
Net decrease	(673,063)	(7,559,086)	(362,393)	(4,496,574)
Class C
Subscriptions	483,593	5,569,541	471,057	6,020,898
Distributions reinvested	34,796	400,154	77,721	1,011,598
Redemptions	(686,266)	(7,949,501)	(1,189,578)	(15,212,863)
Net decrease	(167,877)	(1,979,806)	(640,800)	(8,180,367)
Institutional Class
Subscriptions	6,390,892	74,440,373	10,379,714	131,939,975
Distributions reinvested	472,501	5,436,582	957,213	12,417,286
Redemptions	(21,514,451)	(249,246,941)	(13,637,930)	(171,217,167)
Net decrease	(14,651,058)	(169,369,986)	(2,301,003)	(26,859,906)
Institutional 2 Class
Subscriptions	150,090	1,741,020	360,125	4,703,575
Distributions reinvested	22,386	257,556	50,657	660,216
Redemptions	(280,181)	(3,232,402)	(747,053)	(9,699,446)
Net decrease	(107,705)	(1,233,826)	(336,271)	(4,335,655)
Institutional 3 Class
Subscriptions	12,670,081	147,428,669	746,569	9,507,614
Distributions reinvested	32,304	372,963	67,158	874,575
Redemptions	(4,693,335)	(53,938,326)	(984,102)	(12,327,486)
Net increase (decrease)	8,009,050	93,863,306	(170,375)	(1,945,297)
Total net decrease	(20,937,853)	(238,616,620)	(19,546,768)	(245,080,848)
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Tax-Exempt Fund | Semiannual Report 2023

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Columbia Tax-Exempt Fund | Semiannual Report 2023	31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2023 (Unaudited)	$12.16	0.20	(0.26)	(0.06)	(0.20)	—	(0.20)
Year Ended 7/31/2022	$13.84	0.36	(1.61)	(1.25)	(0.36)	(0.07)	(0.43)
Year Ended 7/31/2021	$13.50	0.38	0.38	0.76	(0.38)	(0.04)	(0.42)
Year Ended 7/31/2020	$13.63	0.43	(0.06)	0.37	(0.43)	(0.07)	(0.50)
Year Ended 7/31/2019	$13.35	0.50	0.34	0.84	(0.55)	(0.01)	(0.56)
Year Ended 7/31/2018	$13.60	0.53	(0.25)	0.28	(0.53)	—	(0.53)
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$12.16	0.22	(0.27)	(0.05)	(0.21)	—	(0.21)
Year Ended 7/31/2022	$13.83	0.39	(1.60)	(1.21)	(0.39)	(0.07)	(0.46)
Year Ended 7/31/2021	$13.50	0.40	0.38	0.78	(0.41)	(0.04)	(0.45)
Year Ended 7/31/2020	$13.63	0.45	(0.05)	0.40	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.35	0.52	0.35	0.87	(0.58)	(0.01)	(0.59)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Class C
Six Months Ended 1/31/2023 (Unaudited)	$12.16	0.17	(0.26)	(0.09)	(0.17)	—	(0.17)
Year Ended 7/31/2022	$13.83	0.29	(1.60)	(1.31)	(0.29)	(0.07)	(0.36)
Year Ended 7/31/2021	$13.50	0.29	0.38	0.67	(0.30)	(0.04)	(0.34)
Year Ended 7/31/2020	$13.63	0.34	(0.06)	0.28	(0.34)	(0.07)	(0.41)
Year Ended 7/31/2019	$13.35	0.41	0.35	0.76	(0.47)	(0.01)	(0.48)
Year Ended 7/31/2018	$13.60	0.44	(0.25)	0.19	(0.44)	—	(0.44)
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$12.16	0.22	(0.27)	(0.05)	(0.21)	—	(0.21)
Year Ended 7/31/2022	$13.84	0.39	(1.61)	(1.22)	(0.39)	(0.07)	(0.46)
Year Ended 7/31/2021	$13.50	0.40	0.39	0.79	(0.41)	(0.04)	(0.45)
Year Ended 7/31/2020	$13.64	0.45	(0.06)	0.39	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.35	0.52	0.36	0.88	(0.58)	(0.01)	(0.59)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$12.16	0.22	(0.27)	(0.05)	(0.21)	—	(0.21)
Year Ended 7/31/2022	$13.84	0.39	(1.61)	(1.22)	(0.39)	(0.07)	(0.46)
Year Ended 7/31/2021	$13.50	0.41	0.38	0.79	(0.41)	(0.04)	(0.45)
Year Ended 7/31/2020	$13.64	0.45	(0.06)	0.39	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.35	0.52	0.36	0.88	(0.58)	(0.01)	(0.59)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Tax-Exempt Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2023 (Unaudited)	$11.90	(0.41%)	0.74%(c),(d)	0.74%(c),(d),(e)	3.46%(c)	10%	$1,835,380
Year Ended 7/31/2022	$12.16	(9.15%)	0.73%(d)	0.72%(d),(e)	2.80%	16%	$2,037,502
Year Ended 7/31/2021	$13.84	5.74%	0.72%(f)	0.72%(e),(f)	2.78%	13%	$2,536,239
Year Ended 7/31/2020	$13.50	2.76%	0.73%(f)	0.73%(e),(f)	3.16%	29%	$2,550,497
Year Ended 7/31/2019	$13.63	6.51%	0.73%	0.73%	3.74%	20%	$2,548,777
Year Ended 7/31/2018	$13.35	2.08%	0.72%	0.72%(e)	3.93%	17%	$2,642,009
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$11.90	(0.31%)	0.54%(c),(d)	0.54%(c),(d),(e)	3.63%(c)	10%	$13,285
Year Ended 7/31/2022	$12.16	(8.91%)	0.52%(d)	0.52%(d),(e)	2.99%	16%	$21,757
Year Ended 7/31/2021	$13.83	5.88%	0.52%(f)	0.52%(e),(f)	2.97%	13%	$29,770
Year Ended 7/31/2020	$13.50	2.96%	0.53%(f)	0.53%(e),(f)	3.36%	29%	$26,679
Year Ended 7/31/2019	$13.63	6.72%	0.53%	0.53%	3.93%	20%	$21,407
Year Ended 7/31/2018	$13.35	2.29%	0.52%	0.52%(e)	4.16%	17%	$13,745
Class C
Six Months Ended 1/31/2023 (Unaudited)	$11.90	(0.71%)	1.34%(c),(d)	1.34%(c),(d),(e)	2.86%(c)	10%	$28,861
Year Ended 7/31/2022	$12.16	(9.63%)	1.38%(d)	1.32%(d),(e)	2.20%	16%	$31,541
Year Ended 7/31/2021	$13.83	5.03%	1.47%(f)	1.33%(e),(f),(g)	2.17%	13%	$44,740
Year Ended 7/31/2020	$13.50	2.09%	1.48%(f)	1.38%(e),(f),(g)	2.51%	29%	$56,855
Year Ended 7/31/2019	$13.63	5.82%	1.48%	1.38%(g)	3.09%	20%	$59,114
Year Ended 7/31/2018	$13.35	1.42%	1.47%	1.37%(e)	3.27%	17%	$72,134
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$11.90	(0.31%)	0.54%(c),(d)	0.54%(c),(d),(e)	3.63%(c)	10%	$346,706
Year Ended 7/31/2022	$12.16	(8.97%)	0.53%(d)	0.53%(d),(e)	3.01%	16%	$532,342
Year Ended 7/31/2021	$13.84	5.95%	0.52%(f)	0.52%(e),(f)	2.97%	13%	$637,596
Year Ended 7/31/2020	$13.50	2.89%	0.53%(f)	0.53%(e),(f)	3.37%	29%	$613,307
Year Ended 7/31/2019	$13.64	6.80%	0.53%	0.53%	3.94%	20%	$781,834
Year Ended 7/31/2018	$13.35	2.29%	0.52%	0.52%(e)	4.13%	17%	$775,309
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$11.90	(0.30%)	0.53%(c),(d)	0.53%(c),(d)	3.67%(c)	10%	$13,665
Year Ended 7/31/2022	$12.16	(8.96%)	0.51%(d)	0.51%(d)	3.00%	16%	$15,272
Year Ended 7/31/2021	$13.84	5.97%	0.51%(f)	0.51%(f)	3.00%	13%	$22,033
Year Ended 7/31/2020	$13.50	2.90%	0.52%(f)	0.52%(f)	3.36%	29%	$50,150
Year Ended 7/31/2019	$13.64	6.81%	0.52%	0.52%	3.94%	20%	$8,978
Year Ended 7/31/2018	$13.35	2.29%	0.51%	0.51%	4.16%	17%	$6,239
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2023	33

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$12.19	0.22	(0.25)	(0.03)	(0.22)	—	(0.22)
Year Ended 7/31/2022	$13.88	0.40	(1.62)	(1.22)	(0.40)	(0.07)	(0.47)
Year Ended 7/31/2021	$13.54	0.41	0.39	0.80	(0.42)	(0.04)	(0.46)
Year Ended 7/31/2020	$13.67	0.46	(0.06)	0.40	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.39	0.53	0.35	0.88	(0.59)	(0.01)	(0.60)
Year Ended 7/31/2018	$13.64	0.57	(0.26)	0.31	(0.56)	—	(0.56)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(g)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	7/31/2021	7/31/2020	7/31/2019
Class C	0.01%	0.10%	0.10%
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Tax-Exempt Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$11.94	(0.19%)	0.48%(c),(d)	0.48%(c),(d)	3.82%(c)	10%	$116,983
Year Ended 7/31/2022	$12.19	(8.96%)	0.47%(d)	0.46%(d)	3.07%	16%	$21,828
Year Ended 7/31/2021	$13.88	6.01%	0.47%(f)	0.47%(f)	3.03%	13%	$27,202
Year Ended 7/31/2020	$13.54	3.03%	0.47%(f)	0.47%(f)	3.42%	29%	$20,467
Year Ended 7/31/2019	$13.67	6.78%	0.47%	0.47%	3.97%	20%	$17,056
Year Ended 7/31/2018	$13.39	2.35%	0.47%	0.47%	4.25%	17%	$7,731
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2023	35

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
36	Columbia Tax-Exempt Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the
Columbia Tax-Exempt Fund | Semiannual Report 2023	37

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	3,116,546
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	56,072,931

38	Columbia Tax-Exempt Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
*	Based on the ending daily outstanding amounts for the six months ended January 31, 2023.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Tax-Exempt Fund | Semiannual Report 2023	39

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2023 was 0.45% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to
40	Columbia Tax-Exempt Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to December 1, 2022, Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to that share class.
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $2,795.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	118,417
Class C	—	1.00(b)	2,095

Columbia Tax-Exempt Fund | Semiannual Report 2023	41

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2022 through November 30, 2023	Prior to December 1, 2022
Class A	0.76%	0.77%
Advisor Class	0.56	0.57
Class C	1.36	1.37
Institutional Class	0.56	0.57
Institutional 2 Class	0.55	0.55
Institutional 3 Class	0.50	0.51
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to December 1, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,549,045,000	25,776,000	(177,348,000)	(151,572,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2022 as arising on August 1, 2022.
42	Columbia Tax-Exempt Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Late year ordinary losses ($)	Post-October capital losses ($)
—	33,845,056
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $236,345,088 and $461,130,879, respectively, for the six months ended January 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,265,625	3.93	32
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
Columbia Tax-Exempt Fund | Semiannual Report 2023	43

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such
44	Columbia Tax-Exempt Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At January 31, 2023, one unaffiliated shareholder of record owned 12.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 39.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Tax-Exempt Fund | Semiannual Report 2023	45

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
46	Columbia Tax-Exempt Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Tax-Exempt Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR233_07_N01_(03/23)

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Ultra Short Term Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Ultra Short Term Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Ultra Short Term Bond Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Portfolio management
Gregory Liechty
Co-Portfolio Manager
Managed Fund since 2016
Ronald Stahl, CFA
Co-Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended January 31, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	02/20/19	1.92	1.41	1.43	0.93
Advisor Class*	12/03/18	2.00	1.57	1.60	1.09
Institutional Class*	12/03/18	2.00	1.57	1.60	1.09
Institutional 3 Class	03/08/04	1.91	1.61	1.66	1.17
Bloomberg U.S. Short-Term Government/Corporate Index		1.30	1.17	1.41	0.96
Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of shares.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/or calling 800.345.6611.
*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg U.S. Short-Term Government/Corporate Index tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of less than one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2023)
Asset-Backed Securities — Non-Agency	32.2
Commercial Mortgage-Backed Securities - Non-Agency	4.1
Corporate Bonds & Notes	49.8
Foreign Government Obligations	1.0
Money Market Funds	2.2
Residential Mortgage-Backed Securities - Agency	0.0(a)
Residential Mortgage-Backed Securities - Non-Agency	8.7
U.S. Government & Agency Obligations	1.0
U.S. Treasury Obligations	1.0
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2023)
AAA rating	30.1
AA rating	12.3
A rating	28.4
BBB rating	24.9
Not rated	4.3
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,019.20	1,023.29	2.21	2.22	0.43
Advisor Class	1,000.00	1,000.00	1,020.00	1,024.05	1.44	1.44	0.28
Institutional Class	1,000.00	1,000.00	1,020.00	1,024.05	1.44	1.44	0.28
Institutional 3 Class	1,000.00	1,000.00	1,019.10	1,024.26	1.23	1.24	0.24
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	5

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 32.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Auto Trust(a)
Series 2021-A Class A
04/15/2027	1.080%	2,431,712	2,405,747
ACC Trust(a)
Series 2022-1 Class A
09/20/2024	1.190%	2,987,839	2,973,411
ACM Auto Trust(a)
Series 2022-1A Class A
04/20/2029	3.230%	1,130,161	1,128,294
American Credit Acceptance Receivables Trust(a)
Series 2022-3 Class A
02/13/2026	4.120%	2,844,263	2,825,248
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	1,692,026	1,678,886
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	1,189,356	1,167,521
Subordinated Series 2021-3 Class C
11/15/2027	0.980%	14,195,000	13,845,235
Arivo Acceptance Auto Loan Receivables Trust(a)
Series 2021-1A Class A
01/15/2027	1.190%	4,396,727	4,219,691
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	4,177,748	4,058,988
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-2A Class A
03/20/2024	2.970%	11,447,667	11,421,812
BMW Vehicle Lease Trust
Series 2021-1 Class A4
07/25/2024	0.370%	6,360,000	6,231,718
Carmax Auto Owner Trust
Series 2019-2 Class A4
12/16/2024	2.770%	1,244,732	1,236,765
CarMax Auto Owner Trust
Series 2022-1 Class A2
02/18/2025	0.910%	13,198,357	13,047,119
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	6,437,652	6,013,610
Series 2021-N2 Class A1
03/10/2028	0.320%	1,459,199	1,435,101
Series 2021-N3 Class A1
06/12/2028	0.350%	3,183,155	3,090,311
CCG Receivables Trust(a)
Series 2019-2 Class A2
03/15/2027	2.110%	49,319	49,262
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-1 Class A2
12/14/2027	0.540%	6,343,183	6,205,710
Series 2021-1 Class A2
06/14/2027	0.300%	3,239,252	3,143,620
Chase Auto Credit Linked Notes(a)
Subordinated Series 2020-2 Class B
02/25/2028	0.840%	4,463,415	4,358,327
Subordinated Series 2020-2 Class C
02/25/2028	1.139%	690,767	674,132
Chase Auto Credit-Linked Notes(a)
Subordinated Series 2020-1 Class B
01/25/2028	0.991%	833,459	820,939
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	11,186,482	10,788,325
CPS Auto Receivables Trust(a)
Series 2022-A Class A
04/16/2029	0.980%	3,006,716	2,972,659
Credit Acceptance Auto Loan Trust(a)
Series 2020-2A Class A
07/16/2029	1.370%	1,210,349	1,200,182
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	2,152,411	2,105,039
Crossroads Asset Trust(a)
Series 2021-A Class A2
03/20/2024	0.820%	353,351	351,200
Dext ABS LLC(a)
Series 2020-1 Class A
02/16/2027	1.460%	3,397,958	3,350,312
Dext Asset-Backed Security LLC(a)
Series 2021-1 Class A
02/15/2028	1.120%	13,626,332	13,071,082
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	4,115,245	4,081,432
DT Auto Owner Trust(a)
Series 2020-2A Class C
03/16/2026	3.280%	2,223,830	2,198,341
Series 2022-1A Class A
04/15/2026	1.580%	22,544,462	22,202,936
Series 2022-3A Class A
10/15/2026	6.050%	24,068,530	24,149,137
Subordinated Series 2019-3A Class E
08/17/2026	3.850%	19,375,000	19,070,251
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust(a)
Series 2020-2A Class C
05/15/2025	3.280%	5,735,125	5,712,334
Exeter Automobile Receivables Trust
Series 2022-4A Class A2
08/15/2024	3.990%	4,287,484	4,280,643
Subordinated Series 2021-1A Class C
01/15/2026	0.740%	10,819,094	10,617,984
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	4,012,113	3,855,988
Series 2021-2A Class A
12/15/2026	0.830%	9,125,985	8,763,094
First Investors Auto Owner Trust(a)
Series 2021-2A Class A
03/15/2027	0.480%	10,570,984	10,235,677
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	594,505	592,597
Series 2021-3 Class A
07/15/2027	0.360%	12,560,961	12,220,110
Ford Credit Auto Owner Trust(a)
Series 2019-1 Class A
07/15/2030	3.520%	18,625,000	18,334,871
Ford Credit Auto Owner Trust
Subordinated Series 2019-A Class B
10/15/2024	3.020%	14,100,000	14,087,946
Foursight Capital Automobile Receivables Trust(a)
Series 2022-1 Class A2
09/15/2025	1.150%	1,760,066	1,734,343
FREED ABS Trust(a)
Series 2021-2 Class B
06/19/2028	1.030%	92,372	92,203
Series 2022-4FP Class A
12/18/2029	6.490%	6,831,392	6,849,989
Subordinated Series 2021-3FP Class B
11/20/2028	1.010%	3,655,423	3,628,621
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	3,125,552	3,075,119
Subordinated Series 2021-1A Class C
01/15/2027	1.200%	1,125,000	1,102,868
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class B
09/15/2025	0.770%	6,323,079	6,253,428
GM Financial Automobile Leasing Trust
Series 2020-3 Class A4
10/21/2024	0.510%	2,034,191	2,029,346
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-1 Class C
09/25/2028	1.024%	4,995,173	4,811,213
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	1,772,021	1,698,354
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	6,251,806	5,950,131
Series 2021-3 Class C
02/26/2029	0.860%	2,550,547	2,417,359
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	2,604,045	2,533,631
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	12,554,573	11,994,045
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class A
10/15/2028	2.731%	3,296,666	3,255,371
Series 2021-B Class A
02/15/2029	1.110%	3,521,364	3,499,813
Series 2022-A Class A
06/15/2029	1.680%	8,571,903	8,527,061
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	2,897,593	2,799,938
Marlin Receivables LLC(a)
Series 2022-1A Class A1
07/20/2023	3.372%	8,704,623	8,679,321
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A4
10/15/2026	0.770%	5,350,000	5,100,760
MMAF Equipment Finance LLC(a)
Series 2020-A Class A2
04/09/2024	0.740%	258,236	256,266
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	2,340,059	2,293,914
NextGear Floorplan Master Owner Trust(a),(b)
Series 2020-1A Class A1
1-month USD LIBOR + 0.800% 02/15/2025	5.254%	10,440,000	10,438,780
NextGear Floorplan Master Owner Trust(a)
Subordinated Series 2020-1A Class A2
02/18/2025	1.550%	7,984,000	7,972,564
NMEF Funding LLC(a)
Series 2021-A Class A2
12/15/2027	0.810%	8,804,167	8,700,122

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octane Receivables Trust(a)
Series 2020-1A Class A
02/20/2025	1.710%	9,057,013	8,963,350
Series 2021-2A Class A
09/20/2028	1.210%	17,270,576	16,500,011
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	11,651,329	11,639,363
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	3,140,212	3,108,666
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	7,486,151	7,388,147
Series 2021-3 Class A
05/15/2029	1.150%	14,889,653	14,558,031
Series 2021-5 Class A
08/15/2029	1.530%	8,039,070	7,850,772
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	26,063,595	25,189,680
Pawnee Equipment Receivables LLC(a)
Series 2022-1 Class A1
08/15/2023	3.809%	810,673	810,301
Santander Drive Auto Receivables Trust
Series 2022-1 Class A3
11/17/2025	1.940%	2,050,000	2,023,982
Series 2022-2 Class A2
10/15/2026	2.120%	5,101,216	5,092,231
Series 2022-2 Class A3
10/15/2026	2.980%	1,350,000	1,328,861
Series 2022-4 Class A2
07/15/2025	4.050%	4,731,637	4,718,846
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	7,807,557	7,720,547
Santander Retail Auto Lease Trust(a)
Series 2021-A Class A3
07/22/2024	0.510%	6,720,132	6,571,329
Series 2021-B Class A2
01/22/2024	0.310%	31,669	31,559
SoFi Consumer Loan Program Trust(a)
Series 2022-1S Class A
04/15/2031	6.210%	10,720,489	10,710,236
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	3,343,693	3,293,014
Series 2022-1A Class A
02/15/2028	1.850%	16,522,658	16,159,997
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricolor Auto Securitization Trust(a)
Series 2022-1A Class A
02/18/2025	3.300%	2,349,571	2,329,365
Subordinated Series 2021-1A Class B
06/17/2024	1.000%	1,254,515	1,252,408
United Auto Credit Securitization Trust(a)
Series 2022-1 Class A
07/10/2024	1.110%	1,643,595	1,641,251
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	1,563,132	1,489,949
Series 2021-ST2 Class A
04/20/2027	2.500%	1,079,235	1,013,389
Series 2021-ST6 Class A
08/20/2027	1.850%	3,229,036	3,025,334
Upstart Securitization Trust(a)
Series 2021-1 Class A
03/20/2031	0.870%	25,752	25,653
Series 2021-3 Class A
07/20/2031	0.830%	9,941,280	9,738,746
US Auto Funding(a)
Series 2021-1A Class A
07/15/2024	0.790%	116,755	116,581
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	8,620,381	8,403,253
Volkswagen Auto Lease Trust
Series 2020-A Class A3
01/22/2024	0.390%	2,965,628	2,953,939
Volkswagen Auto Loan Enhanced Trust
Series 2020-1 Class A4
08/20/2026	1.260%	7,425,000	7,187,002
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	5,556,823	5,516,011
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	30,224,000	29,192,080
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	852,625	823,101
World Omni Select Auto Trust
Series 2020-A Class A3
07/15/2025	0.550%	1,656,350	1,644,046
Series 2021-A Class A3
03/15/2027	0.530%	22,621,000	21,875,070
Total Asset-Backed Securities — Non-Agency (Cost $663,204,161)			653,854,248

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 4.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. Trust(a),(b)
Series 2022-SHIP Class A
1-month Term SOFR + 0.731% Floor 0.731% 08/15/2036	4.525%	13,725,000	13,629,202
GS Mortgage Securities Trust(c)
Series 2013-GC13 Class A5
07/10/2046	4.046%	25,000,000	24,634,130
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
08/10/2046	4.243%	13,010,369	12,922,254
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 Class A5
02/15/2047	4.079%	3,500,000	3,416,841
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2 Class A2
06/15/2049	2.662%	16,957	16,914
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A4
11/15/2046	4.039%	4,885,000	4,807,308
Morgan Stanley Bank of America Merrill Lynch Trust(c)
Subordinated Series 2014-C14 Class AS
02/15/2047	4.384%	14,198,500	13,938,785
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	5.334%	11,000,000	10,249,473
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $84,502,759)			83,614,907

Corporate Bonds & Notes 49.6%

Aerospace & Defense 1.7%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	4,660,000	4,546,642
Boeing Co. (The)
05/01/2025	4.875%	10,075,000	10,076,609
L3Harris Technologies, Inc.(b)
3-month USD LIBOR + 0.750% 03/10/2023	5.485%	5,219,000	5,220,379
L3Harris Technologies, Inc.
06/15/2023	3.850%	5,000,000	4,971,892
Raytheon Technologies Corp.
03/15/2024	3.200%	10,000,000	9,831,506
Total			34,647,028
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 1.2%
Daimler Trucks Finance North America LLC(a),(b)
SOFR + 1.000% 04/05/2024	5.300%	10,000,000	9,998,209
Toyota Motor Credit Corp.
06/14/2024	0.500%	15,040,000	14,163,872
Total			24,162,081
Banking 16.6%
American Express Co.(b)
3-month USD LIBOR + 0.750% 08/03/2023	5.210%	12,081,000	12,093,339
Bank of America Corp.(b)
3-month USD LIBOR + 0.430% 05/28/2024	4.963%	20,577,000	20,457,242
Bank of Montreal
12/12/2024	5.200%	11,850,000	11,937,445
Bank of New York Mellon Corp. (The)(b)
SOFR + 0.260% 04/26/2024	4.560%	1,047,000	1,042,444
Bank of Nova Scotia (The)(b)
SOFR + 0.380% 07/31/2024	4.680%	12,562,000	12,498,977
BBVA USA
08/27/2024	2.500%	10,500,000	10,163,722
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	5.393%	11,370,000	11,384,289
Citigroup, Inc.(b)
3-month USD LIBOR + 1.100% 05/17/2024	5.750%	20,000,000	20,011,920
Commonwealth Bank of Australia(a),(b)
3-month USD LIBOR + 0.820% 06/04/2024	5.585%	10,383,000	10,416,436
Cooperatieve Rabobank UA(b)
SOFR + 0.300% 01/12/2024	4.600%	8,375,000	8,338,739
Credit Suisse AG
08/09/2024	4.750%	12,750,000	12,375,467
Discover Bank
09/12/2024	2.450%	10,000,000	9,571,373
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.600% 11/29/2023	6.334%	20,000,000	20,205,052
HSBC Holdings PLC(d)
08/17/2024	0.732%	11,887,000	11,572,759
JPMorgan Chase & Co.(d)
12/15/2025	5.546%	20,000,000	20,161,584

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(b)
3-month USD LIBOR + 1.220% 05/08/2024	5.770%	20,000,000	20,042,296
National Australia Bank Ltd.
11/22/2024	5.132%	10,000,000	10,099,272
Royal Bank of Canada(b)
3-month USD LIBOR + 0.660% 10/05/2023	5.442%	10,889,000	10,907,935
Skandinaviska Enskilda Banken AB(a),(b)
3-month USD LIBOR + 0.320% 09/01/2023	5.081%	10,203,000	10,194,654
State Street Corp.(d)
12/03/2024	3.776%	10,629,000	10,528,403
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	10,555,000	10,370,191
Toronto-Dominion Bank (The)(b)
SOFR + 0.910% 03/08/2024	5.210%	12,075,000	12,121,378
Truist Bank(b)
SOFR + 0.200% 01/17/2024	4.500%	12,100,000	12,064,483
UBS Group AG(a),(d)
08/05/2025	4.490%	10,600,000	10,493,539
US Bancorp
07/30/2024	2.400%	12,000,000	11,620,886
Wells Fargo & Co.(d)
05/19/2025	0.805%	18,000,000	17,035,412
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.770% 02/26/2024	5.506%	11,000,000	11,044,822
Total			338,754,059
Cable and Satellite 0.9%
Charter Communications Operating LLC/Capital(b)
3-month USD LIBOR + 1.650% 02/01/2024	6.464%	9,852,000	9,907,468
Comcast Corp.(b)
3-month USD LIBOR + 0.630% 04/15/2024	5.422%	8,823,000	8,860,966
Total			18,768,434
Chemicals 0.5%
DuPont de Nemours, Inc.(b)
3-month USD LIBOR + 1.110% 11/15/2023	5.716%	9,889,000	9,930,811
Construction Machinery 1.0%
Caterpillar Financial Services Corp.
01/17/2025	4.900%	10,115,000	10,219,607
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp.(b)
SOFR + 0.200% 10/11/2024	4.500%	10,000,000	9,942,031
Total			20,161,638
Diversified Manufacturing 0.5%
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	10,000,000	9,722,177
Electric 4.6%
American Electric Power Co., Inc.
11/01/2023	0.750%	10,000,000	9,695,863
CenterPoint Energy, Inc.(b)
SOFR + 0.650% 05/13/2024	4.950%	7,422,000	7,341,978
Dominion Energy, Inc.(b)
3-month USD LIBOR + 0.530% 09/15/2023	5.299%	10,000,000	10,002,401
DTE Energy Co.
11/01/2024	4.220%	10,000,000	9,884,729
Duke Energy Corp.(b)
SOFR + 0.250% 06/10/2023	4.550%	10,148,000	10,121,559
Eversource Energy(b)
SOFR + 0.250% 08/15/2023	4.550%	10,000,000	9,962,644
Mississippi Power Co.(b)
SOFR + 0.300% 06/28/2024	4.600%	10,286,000	10,118,851
NextEra Energy Capital Holdings, Inc.(b)
SOFR + 1.020% 03/21/2024	5.320%	10,006,000	9,994,936
PPL Electric Utilities Corp.(b)
SOFR + 0.330% 06/24/2024	4.630%	10,752,000	10,654,475
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	4,262,000	4,124,533
Xcel Energy, Inc.
06/01/2025	3.300%	1,184,000	1,144,712
Total			93,046,681
Food and Beverage 1.5%
Bacardi Ltd.(a)
05/15/2025	4.450%	10,175,000	9,919,225
Campbell Soup Co.
03/15/2023	3.650%	3,818,000	3,813,015
Mondelez International, Inc.
03/17/2024	2.125%	7,829,000	7,604,016

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc.
08/15/2024	3.950%	10,000,000	9,875,359
Total			31,211,615
Health Care 3.0%
Becton Dickinson and Co.
06/06/2024	3.363%	10,708,000	10,499,300
Cigna Corp.(b)
3-month USD LIBOR + 0.890% 07/15/2023	5.682%	10,362,000	10,382,419
CVS Health Corp.
08/15/2024	2.625%	10,000,000	9,690,128
GE Healthcare Holding LLC(a)
11/15/2024	5.550%	10,741,000	10,839,518
HCA, Inc.
02/01/2025	5.375%	9,200,000	9,235,575
Thermo Fisher Scientific, Inc.(b)
SOFR + 0.350% 04/18/2023	4.650%	10,000,000	10,001,155
Total			60,648,095
Healthcare Insurance 0.9%
UnitedHealth Group, Inc.
10/15/2024	5.000%	9,286,000	9,378,682
Wellpoint, Inc.
08/15/2024	3.500%	10,003,000	9,789,820
Total			19,168,502
Independent Energy 0.6%
Pioneer Natural Resources Co.
05/15/2023	0.550%	8,848,000	8,734,527
Woodside Finance Ltd.(a)
03/05/2025	3.650%	2,812,000	2,727,064
Total			11,461,591
Integrated Energy 1.1%
Chevron USA, Inc.(b)
3-month USD LIBOR + 0.200% 08/11/2023	4.850%	11,020,000	11,014,726
Shell International Finance BV(b)
3-month USD LIBOR + 0.400% 11/13/2023	5.050%	11,529,000	11,547,662
Total			22,562,388
Life Insurance 2.5%
CoreBridge Financial, Inc.(a)
04/04/2025	3.500%	11,000,000	10,634,654
Five Corners Funding Trust(a)
11/15/2023	4.419%	10,605,000	10,519,962
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	11,639,000	10,850,214
New York Life Global Funding(a)
04/10/2024	2.875%	10,000,000	9,781,655
Principal Life Global Funding II(a)
01/08/2024	0.500%	10,500,000	10,078,144
Total			51,864,629
Media and Entertainment 0.9%
Magallanes, Inc.(a),(b)
SOFR + 1.780% 03/15/2024	6.080%	10,500,000	10,515,443
Walt Disney Co. (The)
09/15/2024	3.700%	8,149,000	8,013,254
Total			18,528,697
Midstream 2.7%
Enable Midstream Partners LP
05/15/2024	3.900%	6,300,000	6,193,103
Enbridge, Inc.
02/16/2024	2.150%	8,708,000	8,454,490
Enterprise Products Operating LLC
02/15/2024	3.900%	10,169,000	10,061,899
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	8,583,000	8,508,308
05/01/2024	4.300%	1,710,000	1,698,405
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	10,175,000	9,932,238
Williams Companies, Inc. (The)
06/24/2024	4.550%	10,390,000	10,335,290
Total			55,183,733
Natural Gas 0.3%
NiSource, Inc.
08/15/2025	0.950%	7,000,000	6,385,488
Pharmaceuticals 2.6%
AbbVie, Inc.
03/15/2025	3.800%	10,475,000	10,279,366
Amgen, Inc.
05/01/2025	3.125%	10,000,000	9,664,400
Astrazeneca Finance LLC
05/28/2024	0.700%	10,570,000	10,036,804
Bristol-Myers Squibb Co.
11/13/2023	0.537%	11,000,000	10,637,728
Gilead Sciences, Inc.
02/01/2025	3.500%	4,100,000	4,012,085

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a),(b)
SOFR + 0.330% 09/11/2023	4.630%	9,500,000	9,490,626
Total			54,121,009
Property & Casualty 1.0%
Chubb INA Holdings, Inc.
05/15/2024	3.350%	10,000,000	9,838,932
Loews Corp.
05/15/2023	2.625%	10,750,000	10,673,527
Total			20,512,459
Railroads 0.9%
CSX Corp.
08/01/2024	3.400%	10,394,000	10,193,079
Union Pacific Corp.
01/15/2025	3.250%	7,500,000	7,331,874
Total			17,524,953
Retailers 0.1%
Lowe’s Companies, Inc.
09/15/2024	3.125%	2,900,000	2,824,082
Technology 1.8%
Broadcom, Inc.
11/15/2025	3.150%	3,403,000	3,256,477
International Business Machines Corp.
02/12/2024	3.625%	3,525,000	3,478,952
Microchip Technology, Inc.
02/15/2024	0.972%	10,629,000	10,175,565
NXP BV/Funding LLC
03/01/2024	4.875%	10,308,000	10,285,138
Oracle Corp.
09/15/2023	2.400%	10,000,000	9,832,021
Total			37,028,153
Transportation Services 0.5%
ERAC USA Finance LLC(a)
11/01/2023	2.700%	11,035,000	10,809,466
Wireless 1.0%
American Tower Corp.
05/15/2024	3.375%	10,110,000	9,892,431
T-Mobile USA, Inc.
04/15/2025	3.500%	10,550,000	10,246,529
Total			20,138,960
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.2%
AT&T, Inc.(b)
3-month USD LIBOR + 1.180% 06/12/2024	5.915%	12,000,000	12,126,882
Verizon Communications, Inc.(b)
SOFR + 0.500% 03/22/2024	4.800%	12,000,000	11,955,072
Total			24,081,954
Total Corporate Bonds & Notes (Cost $1,022,188,345)			1,013,248,683

Foreign Government Obligations(e) 1.0%

Canada 1.0%
Province of Ontario
01/29/2024	3.050%	10,000,000	9,832,194
Province of Quebec
10/16/2024	2.875%	10,000,000	9,729,885
Total			19,562,079
Total Foreign Government Obligations (Cost $19,592,343)			19,562,079

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.255% Cap 11.180% 02/01/2036	3.918%	24,734	24,708
Total Residential Mortgage-Backed Securities - Agency (Cost $24,718)			24,708

Residential Mortgage-Backed Securities - Non-Agency 8.7%

Bellemeade Re Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 03/25/2031	5.297%	6,486,566	6,498,952
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	5.310%	6,134,374	6,012,767
BVRT Financing Trust(a),(b),(f)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	6,247,349	6,247,349
CFMT LLC(a),(c)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	8,553,869	8,066,140

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.210%	11,257,855	11,248,125
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	6.410%	7,976,097	7,986,564
Lakeview Trust(a)
CMO Series 2022-1 Class A
04/25/2052	2.389%	14,440,168	14,113,666
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	1,262,640	1,121,148
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,489,397	3,188,966
Oceanview Trust(a),(c)
CMO Series 2021-1 Class A
12/29/2051	1.219%	5,640,035	5,412,689
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	9,384,085	8,585,068
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	11,185,587	10,450,422
CMO Series 2022-EBO1 Class A
01/25/2052	2.161%	6,957,515	6,805,498
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	20,055,737	19,233,996
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	15,507,728	14,418,834
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	1,284,285	1,217,812
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	27,120,129	24,394,852
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	12,543,746	11,654,679
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	11,236,868	9,985,692
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class A1
01/25/2060	2.417%	403,804	381,998
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $187,160,904)			177,025,217

U.S. Government & Agency Obligations 1.0%

Federal Farm Credit Banks Funding Corp.(b)
SOFR + 0.050% 08/22/2023	4.350%	350,000	349,825
1-month USD LIBOR + 0.400% 12/08/2023	4.795%	2,000,000	2,006,510
SOFR + 0.060% 12/27/2023	4.360%	2,575,000	2,573,528
SOFR + 0.040% 02/09/2024	4.340%	2,900,000	2,897,194
Federal Home Loan Banks(b)
SOFR + 0.020% 04/21/2023	4.320%	6,050,000	6,046,851
SOFR + 0.070% 12/14/2023	4.370%	7,000,000	6,996,204
Total U.S. Government & Agency Obligations (Cost $20,881,225)			20,870,112

U.S. Treasury Obligations 1.0%

U.S. Treasury
04/30/2023	0.125%	21,075,000	20,842,022
Total U.S. Treasury Obligations (Cost $20,848,901)			20,842,022

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(g),(h)	44,281,331	44,263,618
Total Money Market Funds (Cost $44,260,467)		44,263,618
Total Investments in Securities (Cost: $2,062,663,823)		2,033,305,594
Other Assets & Liabilities, Net		8,780,227
Net Assets		2,042,085,821

At January 31, 2023, securities and/or cash totaling $1,711,250 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,650)	03/2023	USD	(339,319,923)	—	(1,021,683)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $900,045,599, which represents 44.07% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2023.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2023.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	94,045,164	792,424,141	(842,198,987)	(6,700)	44,263,618	4,656	963,641	44,281,331
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	653,854,248	—	653,854,248
Commercial Mortgage-Backed Securities - Non-Agency	—	83,614,907	—	83,614,907
Corporate Bonds & Notes	—	1,013,248,683	—	1,013,248,683
Foreign Government Obligations	—	19,562,079	—	19,562,079
Residential Mortgage-Backed Securities - Agency	—	24,708	—	24,708
Residential Mortgage-Backed Securities - Non-Agency	—	170,777,868	6,247,349	177,025,217
U.S. Government & Agency Obligations	—	20,870,112	—	20,870,112
U.S. Treasury Obligations	—	20,842,022	—	20,842,022
Money Market Funds	44,263,618	—	—	44,263,618
Total Investments in Securities	44,263,618	1,982,794,627	6,247,349	2,033,305,594
Investments in Derivatives
Liability
Futures Contracts	(1,021,683)	—	—	(1,021,683)
Total	43,241,935	1,982,794,627	6,247,349	2,032,283,911
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	15

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,018,403,356)	$1,989,041,976
Affiliated issuers (cost $44,260,467)	44,263,618
Cash	96,316
Margin deposits on:
Futures contracts	1,711,250
Receivable for:
Investments sold	20,100,741
Capital shares sold	4,561,101
Dividends	164,114
Interest	9,641,956
Foreign tax reclaims	174,583
Prepaid expenses	25,949
Trustees’ deferred compensation plan	158,868
Other assets	408
Total assets	2,069,940,880
Liabilities
Payable for:
Investments purchased	16,820,473
Capital shares purchased	5,275,576
Distributions to shareholders	5,169,798
Variation margin for futures contracts	309,375
Management services fees	11,783
Distribution and/or service fees	1,973
Transfer agent fees	40,665
Compensation of board members	41,012
Compensation of chief compliance officer	248
Other expenses	25,288
Trustees’ deferred compensation plan	158,868
Total liabilities	27,855,059
Net assets applicable to outstanding capital stock	$2,042,085,821
Represented by
Paid in capital	2,076,740,042
Total distributable earnings (loss)	(34,654,221)
Total - representing net assets applicable to outstanding capital stock	$2,042,085,821
Class A
Net assets	$478,689,804
Shares outstanding	53,206,947
Net asset value per share	$9.00
Advisor Class
Net assets	$65,818,572
Shares outstanding	7,306,846
Net asset value per share	$9.01
Institutional Class
Net assets	$464,002,285
Shares outstanding	51,523,121
Net asset value per share	$9.01
Institutional 3 Class
Net assets	$1,033,575,160
Shares outstanding	114,707,010
Net asset value per share	$9.01
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$963,641
Interest	29,605,450
Interfund lending	9,390
Total income	30,578,481
Expenses:
Management services fees	2,557,577
Distribution and/or service fees
Class A	444,921
Transfer agent fees
Class A	159,162
Advisor Class	15,825
Institutional Class	120,713
Institutional 3 Class	43,129
Compensation of board members	28,550
Custodian fees	11,201
Printing and postage fees	19,117
Registration fees	134,909
Audit fees	15,250
Legal fees	22,704
Compensation of chief compliance officer	248
Other	25,780
Total expenses	3,599,086
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(24,972)
Total net expenses	3,574,114
Net investment income	27,004,367
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,982,646)
Investments — affiliated issuers	4,656
Foreign currency translations	2
Futures contracts	11,290,933
Net realized gain	1,312,945
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	17,519,833
Investments — affiliated issuers	(6,700)
Futures contracts	(2,343,276)
Net change in unrealized appreciation (depreciation)	15,169,857
Net realized and unrealized gain	16,482,802
Net increase in net assets resulting from operations	$43,487,169
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	17

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income	$27,004,367	$19,350,402
Net realized gain	1,312,945	4,070,945
Net change in unrealized appreciation (depreciation)	15,169,857	(47,781,055)
Net increase (decrease) in net assets resulting from operations	43,487,169	(24,359,708)
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,402,824)	(3,424,548)
Advisor Class	(708,837)	(252,722)
Institutional Class	(5,346,328)	(2,283,532)
Institutional 3 Class	(15,524,384)	(13,885,936)
Total distributions to shareholders	(27,982,373)	(19,846,738)
Decrease in net assets from capital stock activity	(781,725,284)	(1,122,950,875)
Total decrease in net assets	(766,220,488)	(1,167,157,321)
Net assets at beginning of period	2,808,306,309	3,975,463,630
Net assets at end of period	$2,042,085,821	$2,808,306,309

	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	11,062,676	98,958,947	35,534,103	320,107,044
Distributions reinvested	713,660	6,390,564	381,031	3,420,523
Redemptions	(34,172,140)	(305,682,790)	(68,576,118)	(616,728,239)
Net decrease	(22,395,804)	(200,333,279)	(32,660,984)	(293,200,672)
Advisor Class
Subscriptions	4,025,210	36,034,173	9,179,795	82,733,447
Distributions reinvested	78,994	708,530	28,141	252,653
Redemptions	(2,940,810)	(26,340,813)	(5,271,360)	(47,488,719)
Net increase	1,163,394	10,401,890	3,936,576	35,497,381
Institutional Class
Subscriptions	25,433,494	227,662,216	42,987,099	386,589,900
Distributions reinvested	591,502	5,303,220	251,521	2,259,993
Redemptions	(21,740,880)	(194,734,604)	(40,880,635)	(368,018,292)
Net increase	4,284,116	38,230,832	2,357,985	20,831,601
Institutional 3 Class
Subscriptions	7,904,501	70,778,906	114,442,793	1,033,394,227
Distributions reinvested	492,121	4,412,347	261,517	2,350,277
Redemptions	(78,754,001)	(705,215,980)	(213,614,865)	(1,921,823,689)
Net decrease	(70,357,379)	(630,024,727)	(98,910,555)	(886,079,185)
Total net decrease	(87,305,673)	(781,725,284)	(125,276,978)	(1,122,950,875)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

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Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2023 (Unaudited)	$8.93	0.09	0.08	0.17	(0.10)	(0.10)
Year Ended 7/31/2022	$9.04	0.03	(0.10)	(0.07)	(0.04)	(0.04)
Year Ended 7/31/2021	$9.05	0.05	0.00(d)	0.05	(0.06)	(0.06)
Year Ended 7/31/2020	$9.03	0.16	0.03	0.19	(0.17)	(0.17)
Year Ended 7/31/2019(e)	$9.01	0.09	0.02	0.11	(0.09)	(0.09)
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$8.94	0.11	0.07	0.18	(0.11)	(0.11)
Year Ended 7/31/2022	$9.05	0.05	(0.11)	(0.06)	(0.05)	(0.05)
Year Ended 7/31/2021	$9.06	0.06	0.00(d)	0.06	(0.07)	(0.07)
Year Ended 7/31/2020	$9.04	0.16	0.05	0.21	(0.19)	(0.19)
Year Ended 7/31/2019(f)	$8.99	0.14	0.05	0.19	(0.14)	(0.14)
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$8.94	0.11	0.07	0.18	(0.11)	(0.11)
Year Ended 7/31/2022	$9.05	0.05	(0.11)	(0.06)	(0.05)	(0.05)
Year Ended 7/31/2021	$9.06	0.06	0.00(d)	0.06	(0.07)	(0.07)
Year Ended 7/31/2020	$9.04	0.17	0.04	0.21	(0.19)	(0.19)
Year Ended 7/31/2019(g)	$8.99	0.15	0.04	0.19	(0.14)	(0.14)
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$8.95	0.10	0.07	0.17	(0.11)	(0.11)
Year Ended 7/31/2022	$9.05	0.05	(0.09)	(0.04)	(0.06)	(0.06)
Year Ended 7/31/2021	$9.06	0.07	0.00(d)	0.07	(0.08)	(0.08)
Year Ended 7/31/2020	$9.04	0.18	0.03	0.21	(0.19)	(0.19)
Year Ended 7/31/2019	$9.00	0.22	0.04	0.26	(0.22)	(0.22)
Year Ended 7/31/2018	$9.02	0.14	(0.01)	0.13	(0.15)	(0.15)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	Class A shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(f)	Advisor Class shares commenced operations on December 3, 2018. Per share data and total return reflect activity from that date.
(g)	Institutional Class shares commenced operations on December 3, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2023 (Unaudited)	$9.00	1.92%	0.44%(c)	0.43%(c)	2.07%(c)	36%	$478,690
Year Ended 7/31/2022	$8.93	(0.80%)	0.42%	0.42%	0.38%	76%	$675,383
Year Ended 7/31/2021	$9.04	0.56%	0.43%	0.43%	0.55%	87%	$978,846
Year Ended 7/31/2020	$9.05	2.17%	0.43%	0.43%	1.79%	100%	$446,211
Year Ended 7/31/2019(e)	$9.03	1.27%	0.42%(c)	0.42%(c)	2.43%(c)	95%	$118,625
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$9.01	2.00%	0.29%(c)	0.28%(c)	2.35%(c)	36%	$65,819
Year Ended 7/31/2022	$8.94	(0.65%)	0.27%	0.27%	0.61%	76%	$54,946
Year Ended 7/31/2021	$9.05	0.71%	0.28%	0.28%	0.63%	87%	$19,969
Year Ended 7/31/2020	$9.06	2.32%	0.27%	0.27%	1.81%	100%	$2,522
Year Ended 7/31/2019(f)	$9.04	2.16%	0.27%(c)	0.27%(c)	2.52%(c)	95%	$12
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$9.01	2.00%	0.29%(c)	0.28%(c)	2.31%(c)	36%	$464,002
Year Ended 7/31/2022	$8.94	(0.65%)	0.27%	0.27%	0.56%	76%	$422,413
Year Ended 7/31/2021	$9.05	0.71%	0.28%	0.28%	0.71%	87%	$406,157
Year Ended 7/31/2020	$9.06	2.32%	0.28%	0.28%	1.94%	100%	$221,636
Year Ended 7/31/2019(g)	$9.04	2.18%	0.30%(c)	0.30%(c)	2.63%(c)	95%	$61,044
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$9.01	1.91%	0.24%(c)	0.24%(c)	2.24%(c)	36%	$1,033,575
Year Ended 7/31/2022	$8.95	(0.50%)	0.23%	0.23%	0.57%	76%	$1,655,564
Year Ended 7/31/2021	$9.05	0.75%	0.24%	0.24%	0.75%	87%	$2,570,491
Year Ended 7/31/2020	$9.06	2.35%	0.25%	0.25%	2.00%	100%	$1,568,020
Year Ended 7/31/2019	$9.04	2.91%	0.25%	0.25%	2.40%	95%	$780,430
Year Ended 7/31/2018	$9.00	1.40%	0.26%	0.25%	1.56%	66%	$1,128,076
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	21

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell the Fund’s shares.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
22	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are
24	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2023:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,021,683*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	11,290,933

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(2,343,276)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	375,064,688

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2023.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
26	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.05
Institutional Class	0.05
Institutional 3 Class	0.01
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees for Class A, Advisor Class and Institutional Class and permanently for as long as the Investment Manager manages the Fund for Institutional 3 Class, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2022 through November 30, 2023	Prior to December 1, 2022
Class A	0.49%	0.43%
Advisor Class	0.34	0.28
Institutional Class	0.34	0.28
Institutional 3 Class	0.25	0.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
28	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,062,664,000	2,280,000	(32,660,000)	(30,380,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(3,150,762)	(3,150,762)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $827,970,709 and $1,559,722,197, respectively, for the six months ended January 31, 2023, of which $37,866,778 and $54,430,795, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	23,475,000	3.60	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
30	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At January 31, 2023, one unaffiliated shareholder of record owned 33.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 53.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
32	Columbia Ultra Short Term Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2023	33

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Columbia Ultra Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR103_07_N01_(03/23)

Semiannual Report
January 31, 2023 (Unaudited)
Columbia U.S. Social Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia U.S. Social Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia U.S. Social Bond Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation, through investments that seek to support and fund socially beneficial activities and developments, primarily in the U.S.
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since February 2022
Tom Murphy, CFA
Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	03/26/15	0.12	-5.12	1.44	1.69
	Including sales charges		-2.86	-7.95	0.83	1.29
Advisor Class		03/26/15	0.35	-4.88	1.70	1.95
Class C	Excluding sales charges	03/26/15	-0.26	-5.74	0.69	0.94
	Including sales charges		-1.25	-6.67	0.69	0.94
Institutional Class		03/26/15	0.24	-4.88	1.70	1.94
Institutional 2 Class		03/26/15	0.26	-4.85	1.74	1.96
Institutional 3 Class*		03/01/17	0.29	-4.78	1.76	1.92
Bloomberg Municipal Bond Index			0.73	-3.25	2.07	2.17
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the applicable contingent deferred sales charge of 1.00% in the first year. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Since the Fund launched more than one share class at its inception, Class A shares were used. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia U.S. Social Bond Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2023)
Corporate Bonds & Notes	8.1
Money Market Funds	0.6
Municipal Bonds	91.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2023)
AAA rating	4.2
AA rating	36.2
A rating	31.9
BBB rating	20.0
BB rating	3.5
B rating	0.2
Not rated	4.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2023)
New York	8.9
Illinois	6.9
California	6.7
Pennsylvania	6.3
Michigan	4.7
Florida	4.0
Texas	3.9
Louisiana	3.8
Ohio	3.8
Massachusetts	3.4
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia U.S. Social Bond Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,001.20	1,021.91	3.57	3.61	0.70
Advisor Class	1,000.00	1,000.00	1,003.50	1,023.19	2.30	2.32	0.45
Class C	1,000.00	1,000.00	997.40	1,018.09	7.38	7.46	1.45
Institutional Class	1,000.00	1,000.00	1,002.40	1,023.19	2.30	2.32	0.45
Institutional 2 Class	1,000.00	1,000.00	1,002.60	1,023.34	2.14	2.17	0.42
Institutional 3 Class	1,000.00	1,000.00	1,002.90	1,023.59	1.89	1.91	0.37
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia U.S. Social Bond Fund | Semiannual Report 2023	5

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 7.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 7.9%
AbbVie, Inc.
05/14/2025	3.600%	500,000	487,626
American Tower Corp.
08/15/2029	3.800%	650,000	607,504
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	249,729
AT&T, Inc.
02/01/2028	1.650%	250,000	219,329
Broadcom, Inc.(a)
04/15/2034	3.469%	263,000	217,982
11/15/2035	3.137%	237,000	183,984
Carrier Global Corp.
02/15/2027	2.493%	67,000	61,947
Cigna Corp.
10/15/2027	3.050%	250,000	234,525
10/15/2028	4.375%	250,000	247,916
Crown Castle International Corp.
02/15/2028	3.800%	300,000	286,339
Five Corners Funding Trust(a)
11/15/2023	4.419%	500,000	495,991
Kellogg Co.
12/01/2023	2.650%	300,000	294,503
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	393,540
Morgan Stanley(b)
10/20/2032	2.511%	250,000	206,564
NextEra Energy Capital Holdings, Inc.
06/01/2030	2.250%	500,000	423,970
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	286,196
Verizon Communications, Inc.
09/21/2028	4.329%	250,000	246,494
Total			5,144,139
Total Corporate Bonds & Notes (Cost $5,691,621)			5,144,139

Municipal Bonds 89.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.0%
Alabama Public School and College Authority
Refunding Revenue Bonds
Social Bonds
Series 2020A
11/01/2036	4.000%	500,000	526,506
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	264,520
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	262,060
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	216,912
Total			1,269,998
Arizona 2.8%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2047	5.000%	750,000	786,148
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	300,000	255,007
Glendale Union High School District No. 205
Unlimited General Obligation Bonds
Series 2021A (AGM)
07/01/2034	4.000%	200,000	217,563
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	100,000	102,121
02/15/2046	5.000%	210,000	211,356
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	265,608
Total			1,837,803
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia U.S. Social Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 6.5%
California Health Facilities Financing Authority
Taxable Senior Revenue Bonds
No Place Like Home Program
Series 2019
06/01/2033	2.984%	600,000	514,679
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	291,941	282,861
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	315,243
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	261,192
California School Finance Authority(a)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	50,000	53,266
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	450,000	459,431
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	252,508
Hawking Steam Charter School Project
Series 2022
07/01/2052	5.250%	500,000	497,009
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	260,901
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1(a)
Tax Allocation Bonds
Housing Increment - Treasure Island
Series 2022
09/01/2052	5.000%	500,000	497,593
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	427,975
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Placer County Public Financing Authority
Refunding Taxable Revenue Bonds
mPOWER Program
Series 2018 (BAM)
10/01/2038	4.875%	115,000	113,878
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	291,189
Total			4,227,725
Colorado 3.1%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	262,500
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2040	4.000%	600,000	615,945
Regional Transportation District
Refunding Revenue Bonds
Denver Transit Partners
Series 2020
07/15/2035	4.000%	250,000	252,213
Regional Transportation District Sales Tax
Refunding Revenue Bonds
FasTracks Project Green Bonds
Series 2021
11/01/2039	4.000%	400,000	416,903
State of Colorado
Certificate of Participation
Series 2020A
12/15/2034	4.000%	125,000	133,164
Series 2021A
12/15/2040	4.000%	300,000	305,081
Total			1,985,806
Delaware 1.5%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	1,000,000	1,002,912

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 1.2%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	253,753
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2045	5.000%	500,000	550,238
Total			803,991
Florida 3.9%
Alachua County Health Facilities Authority
Refunding Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2037	5.000%	400,000	424,024
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	253,277
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
Series 2019C
10/01/2049	4.000%	500,000	486,792
Revenue Bonds
Subordinated Series 2021
10/01/2038	4.000%	250,000	257,043
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	526,177
Palm Beach County School District
Certificate of Participation
Series 2020A
08/01/2034	5.000%	250,000	289,117
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	269,009
Total			2,505,439
Georgia 0.4%
Cedartown Polk County Hospital Authority
Prerefunded 07/01/26 Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	272,510
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho 0.6%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	259,806
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	150,000	150,339
Total			410,145
Illinois 6.7%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	341,690
Series 2022A
12/01/2047	5.000%	125,000	125,715
Chicago O’Hare International Airport(c)
Revenue Bonds
Senior Lien
Series 2022
01/01/2048	5.000%	1,000,000	1,053,770
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	314,954
City of Chicago Wastewater Transmission
Revenue Bonds
2nd Lien
Series 2017A
01/01/2031	5.000%	300,000	315,494
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	565,000	620,644
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	100,000	105,038
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	258,966

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia U.S. Social Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2041	4.000%	300,000	279,411
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	159,681
Illinois State Toll Highway Authority
Revenue Bonds
Series 2021A
01/01/2042	4.000%	250,000	250,734
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bonds
Series 2016E
12/01/2035	5.000%	500,000	538,213
Total			4,364,310
Indiana 2.6%
Ball State University
Revenue Bonds
Housing and Dining
Series 2018
07/01/2038	5.000%	500,000	541,391
Indiana Finance Authority
Refunding Revenue Bonds
First Lien - CWA Authority Project
Series 2021
10/01/2035	4.000%	250,000	264,172
Revenue Bonds
Green Bonds - CWA Authority Project
Series 2019
10/01/2044	5.000%	350,000	380,726
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	233,973
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	268,417
Total			1,688,679
Kentucky 0.6%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	373,203
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana 3.7%
City of New Orleans Sewerage Service
Revenue Bonds
Series 2020B (AGM)
06/01/2035	4.000%	150,000	159,053
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	432,576
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	337,561
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	315,001
Revenue Bonds
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2018
10/01/2043	5.000%	200,000	207,358
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	429,370
Revenue Bonds
LA Children’s Medical Center Project
Series 2018
06/01/2039	5.000%	500,000	521,612
Total			2,402,531
Maine 0.6%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	247,224
Series 2018B
11/15/2038	3.750%	150,000	146,185
Total			393,409
Maryland 3.2%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	303,891

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Community Loan Fund, Inc.
Series 2018
11/01/2028	4.152%	500,000	447,336
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	319,881
Maryland Economic Development Corp.(c)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
12/31/2037	5.000%	250,000	262,209
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	251,838
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	494,964
Total			2,080,119
Massachusetts 3.3%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	324,170
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
Series 2022A-1
07/01/2037	5.000%	750,000	886,410
Massachusetts Development Finance Agency
Revenue Bonds
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	253,904
Series 2017
07/01/2028	5.000%	200,000	213,384
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	478,733
Total			2,156,601
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 4.6%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2035	5.000%	150,000	156,433
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	417,313
Michigan Finance Authority
Refunding Revenue Bonds
Beaumont-Spectrum Hospital
Series 2022
04/15/2035	5.000%	250,000	292,874
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	262,121
Series 2015 (BAM)
07/01/2033	5.000%	250,000	262,420
Michigan Finance Authority(b)
Revenue Bonds
Bronson Healthcare Group
Series 2022 (Mandatory Put 11/16/26)
11/15/2044	5.000%	1,000,000	1,077,847
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2033	3.550%	500,000	506,105
Total			2,975,113
Minnesota 0.6%
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	170,000	169,164
St. Cloud Housing & Redevelopment Authority(d)
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	0.000%	240,000	204,000
Total			373,164
Mississippi 0.9%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	270,135

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia U.S. Social Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	316,391
Total			586,526
Missouri 0.0%
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2015
11/01/2027	3.250%	25,000	24,913
Nevada 1.4%
City of Reno
Revenue Bonds
Reno Transportation 2nd Lien
Series 2018 (AGM)
06/01/2038	5.000%	250,000	270,209
Clark County School District
Limited General Obligation Bonds
Series 2020B (BAM)
06/15/2031	5.000%	335,000	390,499
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2038	5.000%	250,000	251,046
Total			911,754
New Hampshire 1.1%
New Hampshire Business Finance Authority(a),(c)
Refunding Revenue Bonds
Green Bonds
Series 2020B (Mandatory Put 07/02/40)
07/01/2045	3.750%	145,000	116,791
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	191,308	193,274
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	427,510
Total			737,575
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 2.0%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - KIPP: Cooper Norcross Academy
Series 2022
06/15/2047	6.000%	250,000	269,013
New Jersey Economic Development Authority
Revenue Bonds
Transportation Project
Series 2020
11/01/2040	5.000%	500,000	529,682
New Jersey Housing & Mortgage Finance Agency(c)
Refunding Revenue Bonds
Series 2017D
11/01/2032	3.900%	300,000	302,302
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020A (HUD)
11/01/2035	2.100%	200,000	164,991
Total			1,265,988
New York 8.6%
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2031	4.000%	100,000	100,563
Grand Concourse Academy Charter School Project
Series 2022
07/01/2052	5.000%	250,000	254,464
07/01/2056	5.000%	300,000	302,774
Series 2015
07/01/2028	5.000%	250,000	261,640
Build NYC Resource Corp.(a)
Revenue Bonds
Richmond Preparatory School Project Social Bonds
Series 2021
06/01/2051	5.000%	200,000	184,901
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2042	5.750%	250,000	260,903
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	495,000	499,768
Revenue Bonds
Sustainable Neighborhood
Series 2016
11/01/2031	3.600%	300,000	304,067

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	258,762
Series 2020C-1
11/15/2050	5.000%	150,000	153,669
Series 2020A-1 (AGM)
11/15/2041	4.000%	500,000	496,709
Monroe County Industrial Development Corp.(a)
Revenue Bonds
Social Bonds - Academy of Health Sciences Charter School Project
Series 2022
07/01/2052	5.875%	300,000	300,627
New York City Housing Development Corp.
Revenue Bonds
Sustainability Bonds
Series 2020I-1
11/01/2035	2.100%	400,000	321,169
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	323,791
New York State Housing Finance Agency
Revenue Bonds
Green Bonds - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	296,184
Series 2022E1 (FHA)
11/01/2052	4.200%	750,000	715,489
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	326,588
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	251,396
Total			5,613,464
North Carolina 1.5%
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	277,506
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	313,152
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Housing Finance Agency
Revenue Bonds
Series 44
07/01/2040	2.850%	460,000	389,085
Total			979,743
Ohio 3.7%
Akron Bath Copley Joint Township Hospital District
Refunding Revenue Bonds
Children’s Hospital Medical Center
Series 2022
11/15/2031	5.000%	250,000	293,393
Summa Health Obligated Group-Hospital
Series 2020
11/15/2036	4.000%	250,000	242,387
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	269,710
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	431,546
Ohio Higher Educational Facility Commission
Revenue Bonds
Ashtabula County Medical Center Obligated Group
Series 2022
01/01/2052	5.250%	750,000	793,657
State of Ohio
Refunding Revenue Bonds
University Hospital Health System, Inc.
Series 2020
01/15/2050	4.000%	400,000	369,639
Total			2,400,332
Oregon 1.2%
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2050	5.000%	400,000	423,712
Union County Hospital Facility Authority
Revenue Bonds
Grande Ronde Hospital
Series 2022
07/01/2052	5.000%	375,000	382,857
Total			806,569

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia U.S. Social Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 6.1%
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	341,627
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
Refunding Revenue Bonds
Temple University Health Systems
Series 2022 (AGM)
07/01/2038	4.000%	500,000	497,346
Mifflinburg Area School District
Limited General Obligation Refunding Bonds
Series 2020A
06/15/2039	4.000%	200,000	203,423
06/15/2040	4.000%	250,000	252,675
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2032	4.000%	300,000	307,833
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	200,000	206,984
Revenue Bonds
Series 2019A
12/01/2044	5.000%	500,000	541,079
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	263,303
Reinvestment Fund, Inc. (The)
Series 2018
02/15/2028	3.930%	500,000	468,232
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2036	5.000%	100,000	108,939
Series 2021A
09/01/2035	5.000%	300,000	342,374
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	253,915
Series 2017E (BAM)
12/01/2035	5.000%	150,000	164,205
Total			3,951,935
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 1.2%
Puerto Rico Housing Finance Authority(e)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2026	5.000%	700,000	755,610
Rhode Island 2.0%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	332,295
Rhode Island Health and Educational Building Corp.
Revenue Bonds
Public Schools Financing Program
Series 2022
05/15/2042	4.000%	250,000	252,615
Rhode Island Housing & Mortgage Finance Corp.(c)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015
10/01/2025	3.550%	250,000	251,545
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Multi-Family Development and Sustainability
Series 2019
10/01/2034	2.750%	500,000	458,684
Total			1,295,139
Tennessee 1.2%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	500,000	531,370
New Memphis Arena Public Building Authority(f)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	300,000	221,012
Total			752,382
Texas 3.8%
Alamo Community College District
Limited General Obligation Bonds
Series 2021
08/15/2039	4.000%	400,000	410,523

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	266,715
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	301,624
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas, Inc.
Series 2021
08/15/2031	5.000%	300,000	355,412
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	526,022
Old Spanish Trail-Almeda Corridors Redevelopment Authority
Refunding Tax Allocation Bonds
Series 2019 (BAM)
09/01/2036	4.000%	250,000	262,032
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	100,000	96,673
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	263,504
Total			2,482,505
Utah 0.7%
Central Utah Water Conservancy District
Revenue Bonds
Series 2020D
10/01/2040	4.000%	420,000	430,389
Virginia 1.3%
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	368,629
Series 2020E
07/01/2040	2.300%	585,000	442,796
Total			811,425
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 2.2%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	257,265
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	388,811
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	206,882
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	277,291
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	311,005
Total			1,441,254
West Virginia 1.4%
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	500,000	508,119
West Virginia Housing Development Fund
Revenue Bonds
Series 2019B
11/01/2039	2.850%	450,000	402,651
Total			910,770
Wisconsin 0.9%
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	250,000	243,254
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	100,000	72,897

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia U.S. Social Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019C (FNMA)
09/01/2030	2.100%	300,000	270,151
Total			586,302
Total Municipal Bonds (Cost $60,355,675)			57,868,033

Money Market Funds 0.6%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(g)	401,247	401,247
Total Money Market Funds (Cost $401,247)		401,247
Total Investments in Securities (Cost $66,448,543)		63,413,419
Other Assets & Liabilities, Net		1,529,414
Net Assets		$64,942,833
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $3,772,032, which represents 5.81% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security in default.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2023, the total value of these securities amounted to $755,610, which represents 1.16% of total net assets.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	5,144,139	—	5,144,139
Municipal Bonds	—	57,868,033	—	57,868,033
Money Market Funds	401,247	—	—	401,247
Total Investments in Securities	401,247	63,012,172	—	63,413,419
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia U.S. Social Bond Fund | Semiannual Report 2023

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $66,448,543)	$63,413,419
Cash	973,839
Receivable for:
Capital shares sold	183,079
Interest	638,826
Expense reimbursement due from Investment Manager	692
Prepaid expenses	2,040
Trustees’ deferred compensation plan	33,029
Total assets	65,244,924
Liabilities
Payable for:
Capital shares purchased	76,178
Distributions to shareholders	156,076
Management services fees	849
Distribution and/or service fees	117
Transfer agent fees	4,206
Compensation of board members	12,626
Compensation of chief compliance officer	7
Audit fees	15,250
Other expenses	3,753
Trustees’ deferred compensation plan	33,029
Total liabilities	302,091
Net assets applicable to outstanding capital stock	$64,942,833
Represented by
Paid in capital	69,498,946
Total distributable earnings (loss)	(4,556,113)
Total - representing net assets applicable to outstanding capital stock	$64,942,833
Class A
Net assets	$13,575,387
Shares outstanding	1,404,004
Net asset value per share	$9.67
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.97
Advisor Class
Net assets	$5,507,777
Shares outstanding	569,839
Net asset value per share	$9.67
Class C
Net assets	$888,987
Shares outstanding	91,963
Net asset value per share	$9.67
Institutional Class
Net assets	$35,423,026
Shares outstanding	3,663,350
Net asset value per share	$9.67
Institutional 2 Class
Net assets	$2,465,958
Shares outstanding	254,857
Net asset value per share	$9.68
Institutional 3 Class
Net assets	$7,081,698
Shares outstanding	729,898
Net asset value per share	$9.70
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2023	17

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$16,329
Interest	1,078,850
Total income	1,095,179
Expenses:
Management services fees	166,242
Distribution and/or service fees
Class A	17,143
Class C	4,796
Transfer agent fees
Class A	6,504
Advisor Class	2,728
Class C	455
Institutional Class	17,959
Institutional 2 Class	1,107
Institutional 3 Class	292
Compensation of board members	9,567
Custodian fees	701
Printing and postage fees	6,577
Registration fees	44,481
Audit fees	15,250
Legal fees	6,388
Line of credit interest	115
Interest on interfund lending	569
Compensation of chief compliance officer	7
Other	5,234
Total expenses	306,115
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(131,183)
Total net expenses	174,932
Net investment income	920,247
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,168,937)
Net realized loss	(1,168,937)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(39,257)
Net change in unrealized appreciation (depreciation)	(39,257)
Net realized and unrealized loss	(1,208,194)
Net decrease in net assets resulting from operations	$(287,947)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia U.S. Social Bond Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income	$920,247	$1,496,987
Net realized gain (loss)	(1,168,937)	67,119
Net change in unrealized appreciation (depreciation)	(39,257)	(7,687,105)
Net decrease in net assets resulting from operations	(287,947)	(6,122,999)
Distributions to shareholders
Net investment income and net realized gains
Class A	(166,646)	(270,527)
Advisor Class	(77,133)	(63,564)
Class C	(8,143)	(14,809)
Institutional Class	(505,605)	(904,206)
Institutional 2 Class	(49,246)	(82,050)
Institutional 3 Class	(100,632)	(162,197)
Total distributions to shareholders	(907,405)	(1,497,353)
Increase (decrease) in net assets from capital stock activity	(8,877,918)	11,353,597
Total increase (decrease) in net assets	(10,073,270)	3,733,245
Net assets at beginning of period	75,016,103	71,282,858
Net assets at end of period	$64,942,833	$75,016,103
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2023	19

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	426,463	4,073,602	242,765	2,483,677
Distributions reinvested	12,176	113,955	18,530	189,906
Redemptions	(427,354)	(4,023,652)	(234,701)	(2,386,161)
Net increase	11,285	163,905	26,594	287,422
Advisor Class
Subscriptions	73,124	706,867	462,295	4,536,212
Distributions reinvested	8,238	76,981	6,239	63,333
Redemptions	(101,228)	(934,029)	(113,955)	(1,154,640)
Net increase (decrease)	(19,866)	(150,181)	354,579	3,444,905
Class C
Subscriptions	2,606	24,800	22,549	228,483
Distributions reinvested	690	6,449	986	10,117
Redemptions	(15,007)	(141,445)	(53,926)	(536,467)
Net decrease	(11,711)	(110,196)	(30,391)	(297,867)
Institutional Class
Subscriptions	1,505,294	14,163,407	2,035,390	20,719,858
Distributions reinvested	37,566	351,489	65,810	672,843
Redemptions	(2,224,418)	(20,898,588)	(1,608,917)	(16,173,421)
Net increase (decrease)	(681,558)	(6,383,692)	492,283	5,219,280
Institutional 2 Class
Subscriptions	63,538	593,154	218,005	2,191,834
Distributions reinvested	5,258	49,113	8,018	81,827
Redemptions	(262,303)	(2,481,432)	(95,988)	(959,281)
Net increase (decrease)	(193,507)	(1,839,165)	130,035	1,314,380
Institutional 3 Class
Subscriptions	35,461	337,095	258,588	2,599,714
Distributions reinvested	8,553	80,282	14,634	150,406
Redemptions	(104,437)	(975,966)	(135,497)	(1,364,643)
Net increase (decrease)	(60,423)	(558,589)	137,725	1,385,477
Total net increase (decrease)	(955,780)	(8,877,918)	1,110,825	11,353,597
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia U.S. Social Bond Fund | Semiannual Report 2023

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Columbia U.S. Social Bond Fund | Semiannual Report 2023	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2023 (Unaudited)	$9.78	0.12	(0.11)	0.01	(0.12)	—	(0.12)
Year Ended 7/31/2022	$10.86	0.19	(1.08)	(0.89)	(0.19)	—	(0.19)
Year Ended 7/31/2021	$10.75	0.21	0.11	0.32	(0.21)	—	(0.21)
Year Ended 7/31/2020	$10.51	0.25	0.25	0.50	(0.25)	(0.01)	(0.26)
Year Ended 7/31/2019	$10.05	0.27	0.45	0.72	(0.26)	—	(0.26)
Year Ended 7/31/2018	$10.18	0.24	(0.13)	0.11	(0.24)	—	(0.24)
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$9.77	0.13	(0.10)	0.03	(0.13)	—	(0.13)
Year Ended 7/31/2022	$10.86	0.22	(1.09)	(0.87)	(0.22)	—	(0.22)
Year Ended 7/31/2021	$10.75	0.24	0.11	0.35	(0.24)	—	(0.24)
Year Ended 7/31/2020	$10.51	0.28	0.25	0.53	(0.28)	(0.01)	(0.29)
Year Ended 7/31/2019	$10.05	0.29	0.46	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.18	0.28	(0.14)	0.14	(0.27)	—	(0.27)
Class C
Six Months Ended 1/31/2023 (Unaudited)	$9.78	0.08	(0.11)	(0.03)	(0.08)	—	(0.08)
Year Ended 7/31/2022	$10.86	0.12	(1.08)	(0.96)	(0.12)	—	(0.12)
Year Ended 7/31/2021	$10.74	0.13	0.12	0.25	(0.13)	—	(0.13)
Year Ended 7/31/2020	$10.51	0.17	0.24	0.41	(0.17)	(0.01)	(0.18)
Year Ended 7/31/2019	$10.05	0.19	0.46	0.65	(0.19)	—	(0.19)
Year Ended 7/31/2018	$10.17	0.17	(0.12)	0.05	(0.17)	—	(0.17)
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$9.78	0.13	(0.11)	0.02	(0.13)	—	(0.13)
Year Ended 7/31/2022	$10.86	0.22	(1.08)	(0.86)	(0.22)	—	(0.22)
Year Ended 7/31/2021	$10.75	0.24	0.11	0.35	(0.24)	—	(0.24)
Year Ended 7/31/2020	$10.51	0.28	0.25	0.53	(0.28)	(0.01)	(0.29)
Year Ended 7/31/2019	$10.05	0.29	0.46	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.18	0.27	(0.13)	0.14	(0.27)	—	(0.27)
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$9.79	0.13	(0.11)	0.02	(0.13)	—	(0.13)
Year Ended 7/31/2022	$10.87	0.22	(1.08)	(0.86)	(0.22)	—	(0.22)
Year Ended 7/31/2021	$10.76	0.24	0.11	0.35	(0.24)	—	(0.24)
Year Ended 7/31/2020	$10.52	0.28	0.25	0.53	(0.28)	(0.01)	(0.29)
Year Ended 7/31/2019	$10.06	0.29	0.46	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.18	0.27	(0.12)	0.15	(0.27)	—	(0.27)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia U.S. Social Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2023 (Unaudited)	$9.67	0.12%	1.08%(c),(d),(e)	0.70%(c),(d),(e)	2.46%(c)	10%	$13,575
Year Ended 7/31/2022	$9.78	(8.22%)	1.05%	0.70%	1.90%	7%	$13,616
Year Ended 7/31/2021	$10.86	3.03%	1.08%	0.70%	1.98%	13%	$14,841
Year Ended 7/31/2020	$10.75	4.87%	1.12%	0.70%	2.39%	14%	$14,709
Year Ended 7/31/2019	$10.51	7.33%	1.14%	0.70%	2.63%	11%	$11,797
Year Ended 7/31/2018	$10.05	1.10%	1.20%	0.70%	2.40%	21%	$7,030
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$9.67	0.35%	0.83%(c),(d),(e)	0.45%(c),(d),(e)	2.72%(c)	10%	$5,508
Year Ended 7/31/2022	$9.77	(8.08%)	0.80%	0.45%	2.19%	7%	$5,764
Year Ended 7/31/2021	$10.86	3.29%	0.83%	0.45%	2.23%	13%	$2,554
Year Ended 7/31/2020	$10.75	5.13%	0.87%	0.45%	2.64%	14%	$2,010
Year Ended 7/31/2019	$10.51	7.60%	0.89%	0.45%	2.86%	11%	$629
Year Ended 7/31/2018	$10.05	1.36%	0.94%	0.45%	2.76%	21%	$86
Class C
Six Months Ended 1/31/2023 (Unaudited)	$9.67	(0.26%)	1.83%(c),(d),(e)	1.45%(c),(d),(e)	1.73%(c)	10%	$889
Year Ended 7/31/2022	$9.78	(8.91%)	1.80%	1.45%	1.14%	7%	$1,013
Year Ended 7/31/2021	$10.86	2.36%	1.83%	1.45%	1.23%	13%	$1,456
Year Ended 7/31/2020	$10.74	3.99%	1.87%	1.45%	1.64%	14%	$1,763
Year Ended 7/31/2019	$10.51	6.53%	1.89%	1.45%	1.88%	11%	$1,803
Year Ended 7/31/2018	$10.05	0.45%	1.95%	1.45%	1.65%	21%	$1,470
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$9.67	0.24%	0.83%(c),(d),(e)	0.45%(c),(d),(e)	2.71%(c)	10%	$35,423
Year Ended 7/31/2022	$9.78	(7.99%)	0.80%	0.45%	2.15%	7%	$42,482
Year Ended 7/31/2021	$10.86	3.29%	0.83%	0.45%	2.23%	13%	$41,856
Year Ended 7/31/2020	$10.75	5.13%	0.86%	0.45%	2.64%	14%	$36,426
Year Ended 7/31/2019	$10.51	7.60%	0.90%	0.45%	2.88%	11%	$31,708
Year Ended 7/31/2018	$10.05	1.36%	0.95%	0.45%	2.65%	21%	$36,887
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$9.68	0.26%	0.79%(c),(d),(e)	0.42%(c),(d),(e)	2.71%(c)	10%	$2,466
Year Ended 7/31/2022	$9.79	(7.95%)	0.77%	0.42%	2.19%	7%	$4,387
Year Ended 7/31/2021	$10.87	3.31%	0.80%	0.43%	2.25%	13%	$3,461
Year Ended 7/31/2020	$10.76	5.14%	0.84%	0.44%	2.66%	14%	$2,920
Year Ended 7/31/2019	$10.52	7.60%	0.87%	0.44%	2.89%	11%	$3,018
Year Ended 7/31/2018	$10.06	1.46%	0.93%	0.44%	2.67%	21%	$1,581
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2023	23

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$9.81	0.13	(0.11)	0.02	(0.13)	—	(0.13)
Year Ended 7/31/2022	$10.90	0.23	(1.09)	(0.86)	(0.23)	—	(0.23)
Year Ended 7/31/2021	$10.78	0.25	0.12	0.37	(0.25)	—	(0.25)
Year Ended 7/31/2020	$10.55	0.28	0.25	0.53	(0.29)	(0.01)	(0.30)
Year Ended 7/31/2019	$10.09	0.30	0.45	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.21	0.27	(0.12)	0.15	(0.27)	—	(0.27)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia U.S. Social Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$9.70	0.29%	0.75%(c),(d),(e)	0.37%(c),(d),(e)	2.80%(c)	10%	$7,082
Year Ended 7/31/2022	$9.81	(7.97%)	0.72%	0.37%	2.23%	7%	$7,754
Year Ended 7/31/2021	$10.90	3.46%	0.75%	0.38%	2.30%	13%	$7,115
Year Ended 7/31/2020	$10.78	5.08%	0.79%	0.40%	2.69%	14%	$5,202
Year Ended 7/31/2019	$10.55	7.61%	0.84%	0.42%	2.91%	11%	$3,515
Year Ended 7/31/2018	$10.09	1.49%	0.90%	0.43%	2.72%	21%	$2,420
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2023	25

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia U.S. Social Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
26	Columbia U.S. Social Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
Columbia U.S. Social Bond Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2023 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of January 31, 2023, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
28	Columbia U.S. Social Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	689
Class C	—	1.00(b)	56

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia U.S. Social Bond Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2023
Class A	0.70%
Advisor Class	0.45
Class C	1.45
Institutional Class	0.45
Institutional 2 Class	0.42
Institutional 3 Class	0.37
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
66,449,000	330,000	(3,366,000)	(3,036,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(205,003)	(205,003)
30	Columbia U.S. Social Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,795,923 and $9,939,116, respectively, for the six months ended January 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	687,500	3.85	8
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
For the six months ended January 31, 2023, the Fund’s borrowing activity was as follows:
Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
1,000,000	4.15	1
Columbia U.S. Social Bond Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at January 31, 2023.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global
32	Columbia U.S. Social Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At January 31, 2023, one unaffiliated shareholder of record owned 24.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 26.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Social impact risk
The Investment Manager’s consideration of social impact may limit the Fund’s investment opportunities and, as a result, the Fund may underperform funds that do not consider social impact or consider it but make different investment decisions based thereon.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
Columbia U.S. Social Bond Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated. Effective at the open of business on April 14, 2023, the Fund will no longer be open to new investors, and any applicable contingent deferred sales charges will be waived on redemptions and exchanges out of the Fund. It is currently anticipated that the Fund will be liquidated on or about August 4, 2023, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
34	Columbia U.S. Social Bond Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia U.S. Social Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR262_07_N01_(03/23)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 24, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	March 24, 2023

By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	March 24, 2023